UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 68.7%
Financial - 13.5%
Goldman Sachs Group, Inc.	8,229	$1,718,134
Travelers Companies, Inc.	8,229	795,415
American Express Co.	8,229	639,558
JPMorgan Chase & Co.	8,229	557,597
Visa, Inc. — Class A	8,229	552,577
Total Financial		4,263,281
Industrial - 13.4%
3M Co.	8,229	1,269,734
Boeing Co.	8,229	1,141,527
United Technologies Corp.	8,229	912,843
Caterpillar, Inc.	8,229	697,984
General Electric Co.	8,229	218,645
Total Industrial		4,240,733
Consumer, Non-cyclical - 11.1%
UnitedHealth Group, Inc.	8,229	1,003,938
Johnson & Johnson	8,229	801,998
Procter & Gamble Co.	8,229	643,837
Merck & Company, Inc.	8,229	468,477
Coca-Cola Co.	8,229	322,824
Pfizer, Inc.	8,229	275,918
Total Consumer, Non-cyclical		3,516,992
Consumer, Cyclical - 10.0%
Home Depot, Inc.	8,229	914,488
NIKE, Inc. — Class B	8,229	888,897
McDonald's Corp.	8,229	782,331
Wal-Mart Stores, Inc.	8,229	583,683
Total Consumer, Cyclical		3,169,399
Technology - 9.4%
International Business Machines Corp.	8,229	1,338,530
Apple, Inc.	8,229	1,032,122
Microsoft Corp.	8,229	363,310
Intel Corp.	8,229	250,285
Total Technology		2,984,247
Communications - 4.9%
Walt Disney Co.	8,229	939,258
Verizon Communications, Inc.	8,229	383,554
Cisco Systems, Inc.	8,229	225,968
Total Communications		1,548,780
Energy - 4.7%
Chevron Corp.	8,229	793,851
Exxon Mobil Corp.	8,229	684,653
Total Energy		1,478,504
Basic Materials - 1.7%
EI du Pont de Nemours & Co.	8,229	526,245
Total Common Stocks
(Cost $20,696,167)	21,728,181

	Face Amount
REPURCHASE AGREEMENTS††,1 - 17.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$1,930,812	1,930,812
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,895,977	1,895,977
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,579,981	1,579,981
Total Repurchase Agreements
(Cost $5,406,770)		5,406,770
Total Investments - 85.8%
(Cost $26,102,937)		$27,134,951
Other Assets & Liabilities, net - 14.2%		4,494,980
Total Net Assets - 100.0%		$31,629,931

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $6,212,500)	71	$(93,593)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/28/15[2] (Notional Value $4,058,406)	230	$(79,819)
Barclays Bank plc July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/31/15[2] (Notional Value $31,331,215)	1,778	(490,311)
(Total Notional Value $35,389,621)		$(570,130)
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.7%
Federal Home Loan Bank[1]
0.15% due 12/02/15	$1,000,000	$999,448
0.10% due 10/23/15	500,000	499,843
Total Federal Home Loan Bank		1,499,291
Freddie Mac[2]
0.09% due 10/20/15	500,000	499,848
Total Federal Agency Discount Notes
(Cost $1,999,063)		1,999,139

REPURCHASE AGREEMENTS††,3 - 63.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	3,323,837	3,323,837
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	3,263,869	3,263,869
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,719,891	2,719,891
Total Repurchase Agreements
(Cost $9,307,597)		9,307,597
Total Investments - 77.2%
(Cost $11,306,660)		$11,306,736
Other Assets & Liabilities, net - 22.8%		3,343,360
Total Net Assets - 100.0%		$14,650,096

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,575,000)	18	$34,716

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/31/15[4] (Notional Value $25,718,632)	1,460	$264,216
Credit Suisse Capital, LLC July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/28/15[4] (Notional Value $1,878,307)	107	36,750
(Total Notional Value $27,596,939)		$300,966

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 40.6%
Federal Home Loan Bank[1]
0.15% due 12/02/15	$2,000,000	$1,998,896
0.10% due 10/23/15	1,500,000	1,499,529
Total Federal Home Loan Bank		3,498,425
Federal Farm Credit Bank[1]
0.18% due 01/14/16	2,093,000	2,091,397
Freddie Mac[2]
0.09% due 10/20/15	1,500,000	1,499,543
Total Federal Agency Discount Notes
(Cost $7,088,769)		7,089,365

REPURCHASE AGREEMENTS††,3 - 35.9%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,235,235	2,235,235
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	2,194,907	2,194,907
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,829,090	1,829,090
Total Repurchase Agreements
(Cost $6,259,232)		6,259,232
Total Investments - 76.5%
(Cost $13,348,001)		$13,348,597
Other Assets & Liabilities, net - 23.5%		4,102,071
Total Net Assets - 100.0%		$17,450,668

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,524,155)	63	$152,673

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $21,571,790)	4,906	$303,504
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[4] (Notional Value $5,871,022)	1,335	135,870
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $1,913,396)	435	55,238
(Total Notional Value $29,356,208)		$494,612

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 19.5%
Federal Home Loan Bank[1]
0.15% due 12/02/15	$1,000,000	$999,448
0.10% due 10/23/15	500,000	499,843
Total Federal Home Loan Bank		1,499,291
Freddie Mac[2]
0.09% due 10/20/15	500,000	499,848
Total Federal Agency Discount Notes
(Cost $1,999,063)		1,999,139

REPURCHASE AGREEMENTS††,3 - 47.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,727,541	1,727,541
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,696,372	1,696,372
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,413,644	1,413,644
Total Repurchase Agreements
(Cost $4,837,557)		4,837,557
Total Investments - 66.6%
(Cost $6,836,620)		$6,836,696
Other Assets & Liabilities, net - 33.4%		3,433,059
Total Net Assets - 100.0%		$10,269,755

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,830)	1	$3,148

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $18,124,595)	14,454	$300,705
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $674,057)	538	15,607
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[4] (Notional Value $1,588,845)	1,267	5,971
(Total Notional Value $20,387,497)		$322,283

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 32.6%
Federal Home Loan Bank[1]
0.07% due 07/29/15	$3,725,000	$3,724,940
0.10% due 10/23/15	3,500,000	3,498,901
Total Federal Home Loan Bank		7,223,841
Freddie Mac[2]
0.09% due 10/20/15	3,500,000	3,498,933
Total Federal Agency Discount Notes
(Cost $10,722,720)		10,722,774

REPURCHASE AGREEMENTS††,3 - 36.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	4,318,116	4,318,116
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	4,240,209	4,240,209
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	3,533,507	3,533,507
Total Repurchase Agreements
(Cost $12,091,832)		12,091,832
Total Investments - 69.3%
(Cost $22,814,552)		$22,814,606
Other Assets & Liabilities, net - 30.7%		10,125,858
Total Net Assets - 100.0%		$32,940,464

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $8,305,538)	81	$243,040

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $52,226,983)	25,315	$870,583
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[4] (Notional Value $4,061,242)	1,969	75,399
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $1,161,958)	563	25,173
(Total Notional Value $57,450,183)		$971,155

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 71.7%
Technology - 27.3%
Apple, Inc.	260,199	$32,635,461
Microsoft Corp.	365,369	16,131,042
Intel Corp.	214,265	6,516,870
QUALCOMM, Inc.	73,627	4,611,259
Texas Instruments, Inc.	46,988	2,420,352
Adobe Systems, Inc.*	22,595	1,830,421
Cognizant Technology Solutions Corp. — Class A*	27,574	1,684,496
Avago Technologies Ltd.	11,589	1,540,526
Broadcom Corp. — Class A	24,975	1,285,963
Intuit, Inc.	12,451	1,254,687
Cerner Corp.*	15,540	1,073,192
Applied Materials, Inc.	55,626	1,069,131
NXP Semiconductor N.V.*	10,137	995,453
Electronic Arts, Inc.*	14,209	944,898
Micron Technology, Inc.*	48,848	920,296
Analog Devices, Inc.	14,161	908,924
Fiserv, Inc.*	10,695	885,867
Western Digital Corp.	10,429	817,842
Activision Blizzard, Inc.	32,798	794,040
Paychex, Inc.	16,405	769,066
Altera Corp.	13,599	696,269
Seagate Technology plc	14,335	680,913
Check Point Software Technologies Ltd.*	8,168	649,764
Lam Research Corp.	7,151	581,734
CA, Inc.	19,858	581,641
Akamai Technologies, Inc.*	8,065	563,098
SanDisk Corp.	9,391	546,744
Xilinx, Inc.	11,683	515,921
Autodesk, Inc.*	10,282	514,871
Citrix Systems, Inc.*	7,239	507,888
NVIDIA Corp.	24,299	488,653
Linear Technology Corp.	10,723	474,278
NetApp, Inc.	14,081	444,396
KLA-Tencor Corp.	7,223	406,005
Total Technology		86,741,961
Communications - 22.8%
Amazon.com, Inc.*	21,033	9,130,215
Facebook, Inc. — Class A*	101,572	8,711,323
Google, Inc. — Class C*	15,475	8,054,892
Google, Inc. — Class A*	13,020	7,031,321
Cisco Systems, Inc.	229,706	6,307,727
Comcast Corp. — Class A	95,882	5,766,344
eBay, Inc.*	54,868	3,305,248
Priceline Group, Inc.*	2,341	2,695,356
Baidu, Inc. ADR*	12,514	2,491,287
DIRECTV*	22,766	2,112,457
Twenty-First Century Fox, Inc. — Class A	56,860	1,850,509
Netflix, Inc.*	2,738	1,798,702
Yahoo!, Inc.*	42,385	1,665,307
Liberty Global plc*	27,969	1,416,070
Twenty-First Century Fox, Inc. — Class B	36,065	1,162,014
Comcast Corp. — Special Class A	17,216	1,031,927
Viacom, Inc. — Class B	15,654	1,011,875
Sirius XM Holdings, Inc.*	247,180	921,981
Charter Communications, Inc. — Class A*,1	5,059	866,354
Symantec Corp.	30,745	714,821
Vodafone Group plc ADR	19,219	700,533
DISH Network Corp. — Class A*	10,133	686,105
Liberty Global plc — Class A*	11,385	615,587
TripAdvisor, Inc.*	5,904	514,475
VimpelCom Ltd. ADR	79,343	394,335
Discovery Communications, Inc. — Class C*	12,385	384,926
Liberty Media Corp. — Class C*	10,226	367,113
Liberty Ventures*	6,080	238,762
Discovery Communications, Inc. — Class A*	6,736	224,039
Liberty Media Corp. — Class A*	4,722	170,181
Total Communications		72,341,786
Consumer, Non-cyclical - 14.0%
Gilead Sciences, Inc.	66,375	7,771,185
Amgen, Inc.	34,340	5,271,877
Biogen, Inc.*	10,624	4,291,459
Celgene Corp.*	35,823	4,145,975
Mondelez International, Inc. — Class A	73,467	3,022,432
Express Scripts Holding Co.*	32,939	2,929,594
Regeneron Pharmaceuticals, Inc.*	4,575	2,333,845
Kraft Foods Group, Inc.	26,735	2,276,218
Automatic Data Processing, Inc.	21,206	1,701,357
Alexion Pharmaceuticals, Inc.*	9,014	1,629,461
Mylan N.V.*	22,133	1,501,945
Illumina, Inc.*	6,508	1,421,087
Vertex Pharmaceuticals, Inc.*	11,009	1,359,391
Monster Beverage Corp.*	7,686	1,030,078
Intuitive Surgical, Inc.*	1,665	806,693
Whole Foods Market, Inc.	16,182	638,218
Catamaran Corp.*	9,395	573,847
Verisk Analytics, Inc. — Class A*	7,636	555,595
Henry Schein, Inc.*	3,777	536,787
Keurig Green Mountain, Inc.	6,954	532,885
Total Consumer, Non-cyclical		44,329,929
Consumer, Cyclical - 6.7%
Walgreens Boots Alliance, Inc.	49,264	4,159,853
Starbucks Corp.	67,771	3,633,543
Costco Wholesale Corp.	19,872	2,683,912
Tesla Motors, Inc.*,1	5,709	1,531,496
American Airlines Group, Inc.	31,290	1,249,566
O'Reilly Automotive, Inc.*	4,561	1,030,695
PACCAR, Inc.	16,024	1,022,491
Marriott International, Inc. — Class A	12,418	923,775
Ross Stores, Inc.	18,689	908,472
Dollar Tree, Inc.*	9,313	735,634
Fastenal Co.	13,277	560,024
Liberty Interactive Corporation QVC Group — Class A*	20,023	555,638
Tractor Supply Co.	6,162	554,210
Bed Bath & Beyond, Inc.*	7,737	533,698
Wynn Resorts Ltd.	4,586	452,501
Staples, Inc.	28,935	442,995

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 71.7% (continued)
Consumer, Cyclical - 6.7% (continued)
Mattel, Inc.	15,281	$392,569
Total Consumer, Cyclical		21,371,072
Industrial - 0.7%
SBA Communications Corp. — Class A*	5,847	672,230
Stericycle, Inc.*	3,841	514,348
CH Robinson Worldwide, Inc.	6,587	410,963
Expeditors International of Washington, Inc.	8,639	398,301
Garmin Ltd.	8,646	379,819
Total Industrial		2,375,661
Basic Materials - 0.2%
Sigma-Aldrich Corp.	5,404	753,047
	–	–
Total Common Stocks
(Cost $177,174,966)		227,913,456

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.6%
Federal Home Loan Bank[2]
0.36% due 06/01/16	$5,000,000	4,986,655
Total Federal Agency Discount Notes
(Cost $4,983,200)		4,986,655

REPURCHASE AGREEMENTS††,3 - 12.9%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	14,691,520	14,691,520
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	14,426,457	14,426,457
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	12,022,048	12,022,048
Total Repurchase Agreements
(Cost $41,140,025)		41,140,025

SECURITIES LENDING COLLATERAL††,4 - 0.5%
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,169,512	1,169,512
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	187,122	187,122
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	76,018	76,018
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	29,238	29,238
Total Securities Lending Collateral
(Cost $1,461,890)		1,461,890
Total Investments - 86.7%
(Cost $224,760,081)		$275,502,026
Other Assets & Liabilities, net - 13.3%		42,329,392
Total Net Assets - 100.0%		$317,831,418

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $21,833,565)	249	$(417,259)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $1,628,681)	370	$(47,158)
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $50,217,129)	11,421	(995,749)
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[5] (Notional Value $333,727,610)	75,903	(7,604,656)
(Total Notional Value $385,573,420)		$(8,647,563)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5%
Financial - 8.6%
Investors Bancorp, Inc.	9,164	$112,717
Prosperity Bancshares, Inc.	1,841	106,299
First American Financial Corp.	2,848	105,974
LaSalle Hotel Properties	2,968	105,245
Umpqua Holdings Corp.	5,795	104,252
RLJ Lodging Trust	3,473	103,426
Stifel Financial Corp.*	1,784	103,007
MGIC Investment Corp.*	8,924	101,555
CubeSmart	4,371	101,232
Highwoods Properties, Inc.	2,472	98,755
CNO Financial Group, Inc.	5,175	94,962
Radian Group, Inc.	5,029	94,344
Webster Financial Corp.	2,385	94,326
Bank of the Ozarks, Inc.	2,049	93,741
MarketAxess Holdings, Inc.	981	91,007
FirstMerit Corp.	4,356	90,735
Strategic Hotels & Resorts, Inc.*	7,234	87,676
EPR Properties	1,503	82,333
Sunstone Hotel Investors, Inc.	5,484	82,315
PrivateBancorp, Inc. — Class A	2,065	82,228
Sovran Self Storage, Inc.	935	81,261
Pebblebrook Hotel Trust	1,889	81,000
New Residential Investment Corp.	5,227	79,659
PRA Group, Inc.*	1,269	79,071
Sun Communities, Inc.	1,224	75,680
Texas Capital Bancshares, Inc.*	1,202	74,812
United Bankshares, Inc.	1,825	73,419
DCT Industrial Trust, Inc.	2,335	73,412
Medical Properties Trust, Inc.	5,490	71,975
Western Alliance Bancorporation*	2,046	69,073
IBERIABANK Corp.	1,004	68,503
Cathay General Bancorp	2,100	68,145
MB Financial, Inc.	1,974	67,985
Susquehanna Bancshares, Inc.	4,791	67,649
DiamondRock Hospitality Co.	5,274	67,560
GEO Group, Inc.	1,961	66,988
Wintrust Financial Corp.	1,246	66,511
Colony Capital, Inc. — Class A	2,935	66,477
Janus Capital Group, Inc.	3,858	66,049
WisdomTree Investments, Inc.	2,998	65,851
FNB Corp.	4,590	65,729
BancorpSouth, Inc.	2,537	65,353
Hancock Holding Co.	2,046	65,288
Xenia Hotels & Resorts, Inc.	2,934	63,785
Valley National Bancorp	6,110	62,994
Primerica, Inc.	1,349	61,636
National Health Investors, Inc.	987	61,490
Healthcare Realty Trust, Inc.	2,638	61,360
Ryman Hospitality Properties, Inc.	1,142	60,652
Fulton Financial Corp.	4,642	60,625
Kennedy-Wilson Holdings, Inc.	2,439	59,975
Cousins Properties, Inc.	5,691	59,073
UMB Financial Corp.	1,035	59,016
Blackhawk Network Holdings, Inc.*	1,427	58,792
First Financial Bankshares, Inc.[1]	1,686	58,403
Glacier Bancorp, Inc.	1,984	58,369
RLI Corp.	1,134	58,277
Washington Federal, Inc.	2,492	58,189
Financial Engines, Inc.[1]	1,362	57,857
Hudson Pacific Properties, Inc.	1,956	55,492
Home BancShares, Inc.	1,500	54,840
American Equity Investment Life Holding Co.	2,024	54,608
First Industrial Realty Trust, Inc.	2,909	54,486
Ellie Mae, Inc.*	773	53,947
Kite Realty Group Trust	2,196	53,736
First Citizens BancShares, Inc. — Class A	203	53,397
Acadia Realty Trust	1,808	52,631
Pinnacle Financial Partners, Inc.	943	51,272
Alexander & Baldwin, Inc.	1,283	50,550
EverBank Financial Corp.	2,543	49,970
Chambers Street Properties	6,224	49,481
Columbia Banking System, Inc.	1,516	49,331
CVB Financial Corp.	2,792	49,167
Evercore Partners, Inc. — Class A	910	49,104
DuPont Fabros Technology, Inc.	1,659	48,858
Urban Edge Properties	2,333	48,503
South State Corp.	635	48,255
Hilltop Holdings, Inc.*	2,001	48,204
Chesapeake Lodging Trust	1,567	47,762
EastGroup Properties, Inc.	849	47,739
Symetra Financial Corp.	1,973	47,687
Washington Real Estate Investment Trust	1,791	46,476
Invesco Mortgage Capital, Inc.	3,236	46,340
Lexington Realty Trust	5,399	45,784
Equity One, Inc.	1,929	45,023
Capitol Federal Financial, Inc.	3,696	44,500
Old National Bancorp	3,074	44,450
Trustmark Corp.	1,775	44,340
Kemper Corp.	1,142	44,024
Associated Estates Realty Corp.	1,521	43,546
Mack-Cali Realty Corp.	2,342	43,163
BofI Holding, Inc.*	403	42,601
New York REIT, Inc.	4,268	42,467
BGC Partners, Inc. — Class A	4,815	42,131
Selective Insurance Group, Inc.	1,496	41,963
National Penn Bancshares, Inc.	3,681	41,522
HFF, Inc. — Class A	994	41,480
Hatteras Financial Corp.	2,544	41,467
CyrusOne, Inc.	1,400	41,230
Argo Group International Holdings Ltd.	734	40,884
Community Bank System, Inc.	1,072	40,489
Sabra Health Care REIT, Inc.	1,556	40,051
Essent Group Ltd.*	1,460	39,931
Education Realty Trust, Inc.	1,270	39,827
Monogram Residential Trust, Inc.	4,375	39,463
Horace Mann Educators Corp.	1,081	39,327
LTC Properties, Inc.	934	38,854
First Midwest Bancorp, Inc.	2,048	38,851
Parkway Properties, Inc.	2,224	38,787

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Financial - 8.6% (continued)
Pennsylvania Real Estate Investment Trust	1,816	$38,753
Retail Opportunity Investments Corp.	2,469	38,566
American Assets Trust, Inc.	977	38,308
International Bancshares Corp.	1,423	38,235
WageWorks, Inc.*	939	37,983
Potlatch Corp.	1,069	37,757
LegacyTexas Financial Group, Inc.	1,250	37,750
Montpelier Re Holdings Ltd.	951	37,565
FelCor Lodging Trust, Inc.	3,765	37,198
Aircastle Ltd.	1,640	37,178
Enstar Group Ltd.*	239	37,033
PS Business Parks, Inc.	512	36,941
Simmons First National Corp. — Class A	784	36,597
Sterling Bancorp	2,395	35,206
Gramercy Property Trust, Inc.	1,505	35,172
Redwood Trust, Inc.	2,214	34,760
Eagle Bancorp, Inc.*	786	34,553
WesBanco, Inc.	1,011	34,394
Government Properties Income Trust	1,849	34,299
STAG Industrial, Inc.	1,711	34,220
PennyMac Mortgage Investment Trust	1,959	34,145
Select Income REIT	1,647	33,994
Westamerica Bancorporation	671	33,986
PHH Corp.*	1,304	33,942
Ramco-Gershenson Properties Trust	2,079	33,929
Hersha Hospitality Trust	1,289	33,056
Provident Financial Services, Inc.	1,725	32,757
Third Point Reinsurance Ltd.*	2,218	32,716
Astoria Financial Corp.	2,364	32,600
FNFV Group*	2,102	32,329
Independent Bank Corp.	687	32,213
CYS Investments, Inc.	4,156	32,126
Greenhill & Company, Inc.	770	31,824
Northwest Bancshares, Inc.	2,482	31,819
BBCN Bancorp, Inc.	2,090	30,911
NBT Bancorp, Inc.	1,157	30,279
Park National Corp.	343	29,968
iStar Financial, Inc.*	2,247	29,930
Summit Hotel Properties, Inc.	2,293	29,832
Chemical Financial Corp.	886	29,291
Boston Private Financial Holdings, Inc.	2,182	29,261
Encore Capital Group, Inc.*	684	29,234
First Financial Bancorp	1,621	29,081
CoreSite Realty Corp.	639	29,037
Ocwen Financial Corp.*	2,823	28,795
Physicians Realty Trust	1,848	28,385
Capstead Mortgage Corp.	2,518	27,950
United Community Banks, Inc.	1,320	27,548
Union Bankshares Corp.	1,185	27,539
St. Joe Co.*	1,767	27,442
Kearny Financial Corp.*	2,458	27,431
Beneficial Bancorp, Inc.*	2,173	27,141
Renasant Corp.	831	27,091
S&T Bancorp, Inc.	914	27,045
Nelnet, Inc. — Class A	623	26,982
Franklin Street Properties Corp.	2,363	26,726
Chatham Lodging Trust	1,007	26,655
Banner Corp.	551	26,410
Excel Trust, Inc.	1,666	26,272
Great Western Bancorp, Inc.	1,086	26,183
ARMOUR Residential REIT, Inc.	9,259	26,017
Altisource Residential Corp.	1,503	25,326
Apollo Commercial Real Estate Finance, Inc.	1,535	25,219
MBIA, Inc.*	4,101	24,647
First Merchants Corp.	993	24,527
Talmer Bancorp, Inc. — Class A	1,436	24,053
Stewart Information Services Corp.	603	23,999
Starwood Waypoint Residential Trust	1,003	23,831
Virtus Investment Partners, Inc.	180	23,804
AMERISAFE, Inc.	498	23,436
Wilshire Bancorp, Inc.	1,855	23,429
FCB Financial Holdings, Inc. — Class A*	735	23,373
New Senior Investment Group, Inc.	1,745	23,331
Investors Real Estate Trust	3,222	23,005
QTS Realty Trust, Inc. — Class A	630	22,964
Infinity Property & Casualty Corp.	302	22,904
Safety Insurance Group, Inc.	396	22,853
Walter Investment Management Corp.*	992	22,687
Alexander's, Inc.	55	22,550
First Commonwealth Financial Corp.	2,338	22,421
Investment Technology Group, Inc.	900	22,320
Terreno Realty Corp.	1,131	22,281
Greenlight Capital Re Ltd. — Class A*	760	22,169
Berkshire Hills Bancorp, Inc.	776	22,100
ServisFirst Bancshares, Inc.	585	21,978
Inland Real Estate Corp.	2,304	21,704
Navigators Group, Inc.*	279	21,639
American Capital Mortgage Investment Corp.	1,344	21,491
New York Mortgage Trust, Inc.	2,873	21,490
Ameris Bancorp	846	21,395
Rexford Industrial Realty, Inc.	1,454	21,199
Tompkins Financial Corp.	393	21,112
Maiden Holdings Ltd.	1,329	20,972
Hanmi Financial Corp.	839	20,841
Brookline Bancorp, Inc.	1,841	20,785
Universal Insurance Holdings, Inc.	842	20,376
State Bank Financial Corp.	939	20,376
WSFS Financial Corp.	743	20,321
Ambac Financial Group, Inc.*	1,182	19,668

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Financial - 8.6% (continued)
City Holding Co.	399	$19,651
National General Holdings Corp.	937	19,518
TowneBank	1,196	19,483
Southside Bancshares, Inc.	665	19,442
Meridian Bancorp, Inc.*	1,444	19,364
Employers Holdings, Inc.	838	19,090
Lakeland Financial Corp.	436	18,909
Customers Bancorp, Inc.*	702	18,877
Cowen Group, Inc. — Class A*	2,927	18,733
Walker & Dunlop, Inc.*	695	18,584
Oritani Financial Corp.	1,156	18,554
Ashford Hospitality Trust, Inc.	2,192	18,544
Northfield Bancorp, Inc.	1,232	18,542
Cardinal Financial Corp.	845	18,413
Piper Jaffray Cos.*	419	18,285
Sandy Spring Bancorp, Inc.	648	18,131
Ladder Capital Corp. — Class A	1,045	18,131
Cohen & Steers, Inc.	532	18,131
TrustCo Bank Corp. NY	2,498	17,561
STORE Capital Corp.	871	17,507
United Financial Bancorp, Inc.	1,299	17,472
United Fire Group, Inc.	532	17,428
Heartland Financial USA, Inc.	468	17,419
Nationstar Mortgage Holdings, Inc.*	1,033	17,354
Capital Bank Financial Corp. — Class A*	590	17,151
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	855	17,143
Cass Information Systems, Inc.	302	16,978
ConnectOne Bancorp, Inc.	786	16,923
Marcus & Millichap, Inc.*	358	16,518
InfraREIT, Inc.	575	16,307
Western Asset Mortgage Capital Corp.[1]	1,102	16,277
Flushing Financial Corp.	773	16,241
CenterState Banks, Inc.	1,194	16,131
First Potomac Realty Trust	1,543	15,893
Diamond Hill Investment Group, Inc.	79	15,773
Rouse Properties, Inc.	962	15,729
American Residential Properties, Inc.	846	15,651
Silver Bay Realty Trust Corp.	956	15,573
Washington Trust Bancorp, Inc.	389	15,358
Universal Health Realty Income Trust	329	15,285
Monmouth Real Estate Investment Corp.	1,557	15,134
Heritage Insurance Holdings, Inc.*	649	14,921
First BanCorp*	3,057	14,735
Stock Yards Bancorp, Inc.	389	14,700
FBL Financial Group, Inc. — Class A	253	14,603
First NBC Bank Holding Co.*	400	14,400
TriCo Bancshares	597	14,358
Central Pacific Financial Corp.	604	14,345
Community Trust Bancorp, Inc.	411	14,332
First Interstate BancSystem, Inc. — Class A	516	14,314
Cedar Realty Trust, Inc.	2,234	14,298
Heritage Financial Corp.	795	14,207
National Western Life Insurance Co. — Class A	59	14,130
Bryn Mawr Bank Corp.	467	14,085
United Development Funding IV	805	14,071
KCG Holdings, Inc. — Class A*	1,140	14,056
Yadkin Financial Corp.*	662	13,869
Dime Community Bancshares, Inc.	818	13,857
Urstadt Biddle Properties, Inc. — Class A	732	13,674
Resource Capital Corp.	3,525	13,642
Anworth Mortgage Asset Corp.	2,754	13,577
Agree Realty Corp.	462	13,476
RAIT Financial Trust	2,178	13,308
1st Source Corp.	390	13,307
Moelis & Co. — Class A	462	13,264
HomeStreet, Inc.*	579	13,213
International. FCStone, Inc.*	395	13,130
Banc of California, Inc.	952	13,090
AG Mortgage Investment Trust, Inc.	746	12,891
Enova International, Inc.*	685	12,796
Saul Centers, Inc.	257	12,642
BancFirst Corp.	192	12,566
OFG Bancorp	1,171	12,495
MainSource Financial Group, Inc.	569	12,490
First Busey Corp.	1,900	12,483
CoBiz Financial, Inc.	954	12,469
Apollo Residential Mortgage, Inc.	843	12,384
BNC Bancorp	639	12,352
World Acceptance Corp.*	198	12,179
Square 1 Financial, Inc. — Class A*	443	12,116
Westwood Holdings Group, Inc.	203	12,093
CatchMark Timber Trust, Inc. — Class A	1,040	12,033
Enterprise Financial Services Corp.	523	11,909
Lakeland Bancorp, Inc.	996	11,842
Acacia Research Corp.	1,341	11,760
Arlington Asset Investment Corp. — Class A	601	11,756
Virtu Financial, Inc. — Class A*	499	11,717
Forestar Group, Inc.*	884	11,633
Great Southern Bancorp, Inc.	276	11,631
OM Asset Management plc	647	11,510
Altisource Portfolio Solutions S.A.*	373	11,485
GAMCO Investors, Inc. — Class A	166	11,406
Meadowbrook Insurance Group, Inc.	1,322	11,369
Peoples Bancorp, Inc.	483	11,273
Hudson Valley Holding Corp.	393	11,087

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Financial - 8.6% (continued)
RE/MAX Holdings, Inc. — Class A	310	$11,008
Getty Realty Corp.	671	10,978
Dynex Capital, Inc.	1,440	10,973
Independent Bank Group, Inc.	255	10,940
Univest Corporation of Pennsylvania	517	10,526
CareTrust REIT, Inc.	829	10,503
NMI Holdings, Inc. — Class A*	1,309	10,498
Waterstone Financial, Inc.	793	10,468
First Financial Corp.	291	10,406
Blue Hills Bancorp, Inc.*	737	10,318
German American Bancorp, Inc.	349	10,278
HCI Group, Inc.	226	9,991
Flagstar Bancorp, Inc.*	540	9,979
Clifton Bancorp, Inc.	713	9,975
Opus Bank	274	9,913
RCS Capital Corp. — Class A*	1,294	9,912
Seacoast Banking Corporation of Florida*	625	9,875
CU Bancorp*	441	9,773
Ladenburg Thalmann Financial Services, Inc.*	2,767	9,685
Citizens, Inc.*	1,289	9,616
Pacific Premier Bancorp, Inc.*	565	9,582
Ashford Hospitality Prime, Inc.	632	9,493
Mercantile Bank Corp.	443	9,485
Campus Crest Communities, Inc.	1,699	9,412
State Auto Financial Corp.	393	9,412
Bank Mutual Corp.	1,225	9,396
Southwest Bancorp, Inc.	500	9,305
Financial Institutions, Inc.	373	9,265
Preferred Bank/Los Angeles CA	307	9,225
First Defiance Financial Corp.	244	9,157
Federated National Holding Co.	373	9,027
Peapack Gladstone Financial Corp.	406	9,021
Gladstone Commercial Corp.	544	9,009
First of Long Island Corp.	322	8,926
HomeTrust Bancshares, Inc.*	531	8,900
State National Companies, Inc.	821	8,891
Stonegate Bank	293	8,693
OneBeacon Insurance Group Ltd. — Class A	597	8,662
First Bancorp	518	8,640
Park Sterling Corp.	1,182	8,510
NewBridge Bancorp	943	8,421
West Bancorporation, Inc.	421	8,353
Bancorp, Inc.*	886	8,222
Bridge Bancorp, Inc.	308	8,221
Independent Bank Corp.	603	8,177
Metro Bancorp, Inc.	312	8,156
Ares Commercial Real Estate Corp.	712	8,110
GAIN Capital Holdings, Inc.	848	8,107
First Community Bancshares, Inc.	443	8,071
Federal Agricultural Mortgage Corp. — Class C	275	7,992
Bank of Marin Bancorp	157	7,987
Whitestone REIT — Class B	610	7,942
Suffolk Bancorp	309	7,929
Peoples Financial Services Corp.	199	7,882
Meta Financial Group, Inc.	183	7,854
Bridge Capital Holdings*	263	7,837
Arrow Financial Corp.	289	7,812
CorEnergy Infrastructure Trust, Inc.	1,225	7,742
Anchor BanCorp Wisconsin, Inc.*	202	7,672
Fidelity Southern Corp.	438	7,639
Camden National Corp.	196	7,585
National Storage Affiliates Trust	602	7,465
Heritage Financial Group, Inc.	243	7,335
Real Industry, Inc.*	643	7,298
TriState Capital Holdings, Inc.*	559	7,228
Oppenheimer Holdings, Inc. — Class A	273	7,174
One Liberty Properties, Inc.	330	7,022
Fidelity & Guaranty Life	296	6,994
United Insurance Holdings Corp.	450	6,993
NewStar Financial, Inc.*	635	6,985
CNB Financial Corp.	379	6,974
Pacific Continental Corp.	512	6,927
United Community Financial Corp.	1,291	6,907
MidWestOne Financial Group, Inc.	207	6,814
Republic Bancorp, Inc. — Class A	261	6,708
Armada Hoffler Properties, Inc.	670	6,693
NexPoint Residential Trust, Inc.	498	6,688
First Connecticut Bancorp, Inc.	421	6,681
QCR Holdings, Inc.	307	6,680
Consolidated-Tomoka Land Co.	115	6,629
Citizens & Northern Corp.	321	6,597
OceanFirst Financial Corp.	350	6,528
Guaranty Bancorp	389	6,422
PennyMac Financial Services, Inc. — Class A*	348	6,306
Crawford & Co. — Class B	747	6,298
Bluerock Residential Growth REIT, Inc.	495	6,267
Ames National Corp.	245	6,150
Global Indemnity plc — Class A*	218	6,121
Horizon Bancorp	243	6,065
eHealth, Inc.*	470	5,964
FRP Holdings, Inc.*	181	5,870
Preferred Apartment Communities, Inc. — Class A	584	5,811
UMH Properties, Inc.	586	5,743
Calamos Asset Management, Inc. — Class A	468	5,733
Easterly Government Properties, Inc.	360	5,731
Baldwin & Lyons, Inc. — Class B	247	5,686
BankFinancial Corp.	482	5,678
BB&T Corp.	140	5,633

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Financial - 8.6% (continued)
Farmers Capital Bank Corp.*	197	$5,600
Bar Harbor Bankshares	157	5,563
Penns Woods Bancorp, Inc.	126	5,555
First Bancorp, Inc.	283	5,502
American National Bankshares, Inc.	230	5,476
Territorial Bancorp, Inc.	224	5,434
Atlas Financial Holdings, Inc.*	273	5,414
Orchid Island Capital, Inc.	482	5,403
Charter Financial Corp.	435	5,398
Sierra Bancorp	311	5,383
National Bankshares, Inc.	183	5,355
First Business Financial Services, Inc.	114	5,344
Heritage Commerce Corp.	552	5,305
Fox Chase Bancorp, Inc.	307	5,194
EMC Insurance Group, Inc.	207	5,177
National Interstate Corp.	188	5,136
Triumph Bancorp, Inc.*	390	5,129
Old Second Bancorp, Inc.*	774	5,108
Regional Management Corp.*	284	5,072
Sun Bancorp, Inc.*	253	4,870
Heritage Oaks Bancorp	616	4,848
Independence Realty Trust, Inc.	643	4,842
Enterprise Bancorp, Inc.	201	4,711
BSB Bancorp, Inc.*	213	4,709
Kansas City Life Insurance Co.	97	4,434
Impac Mortgage Holdings, Inc.*	227	4,345
Merchants Bancshares, Inc.	131	4,332
Capital City Bank Group, Inc.	283	4,321
Hallmark Financial Services, Inc.*	372	4,233
Cascade Bancorp*	812	4,206
Green Bancorp, Inc.*	268	4,116
National Commerce Corp.*	159	4,102
Hingham Institution for Savings	35	4,029
Marlin Business Services Corp.	228	3,849
Stonegate Mortgage Corp.*	382	3,847
Access National Corp.	191	3,713
Century Bancorp, Inc. — Class A	91	3,700
Pzena Investment Management, Inc. — Class A	331	3,658
Trupanion, Inc.*	429	3,535
On Deck Capital, Inc.*	305	3,532
JG Wentworth Co. — Class A*	380	3,496
CommunityOne Bancorp*	323	3,479
Altisource Asset Management Corp.*	24	3,463
Donegal Group, Inc. — Class A	224	3,412
6D Global Technologies, Inc.*	520	3,401
Trade Street Residential, Inc.	495	3,297
Franklin Financial Network, Inc.*	143	3,280
Bear State Financial, Inc.*	351	3,278
C1 Financial, Inc.*	157	3,043
Independence Holding Co.	186	2,453
Ashford, Inc.*	28	2,444
Palmetto Bancshares, Inc.	117	2,313
Hampton Roads Bankshares, Inc.*	901	1,874
Medley Management, Inc. — Class A	158	1,871
Great Ajax Corp.	114	1,617
Fifth Street Asset Management, Inc.	153	1,573
CIFC Corp.	159	1,261
BBX Capital Corp. — Class A*	71	1,153
ZAIS Group Holdings, Inc.*	100	1,090
Total Financial		12,078,909
Consumer, Non-cyclical - 8.0%
Team Health Holdings, Inc.*	1,892	123,604
Cepheid*	1,887	115,389
HealthSouth Corp.	2,404	110,728
West Pharmaceutical Services, Inc.	1,891	109,828
Neurocrine Biosciences, Inc.*	2,244	107,172
Dyax Corp.*	3,828	101,441
STERIS Corp.	1,569	101,106
WellCare Health Plans, Inc.*	1,157	98,149
Ultragenyx Pharmaceutical, Inc.*	944	96,655
PAREXEL International Corp.*	1,450	93,250
TreeHouse Foods, Inc.*	1,127	91,321
Amsurg Corp. — Class A*	1,272	88,976
ACADIA Pharmaceuticals, Inc.*	2,094	87,696
Impax Laboratories, Inc.*	1,884	86,514
Euronet Worldwide, Inc.*	1,363	84,096
United Natural Foods, Inc.*	1,315	83,739
Anacor Pharmaceuticals, Inc.*	1,077	83,391
Deluxe Corp.	1,312	81,344
Novavax, Inc.*	7,043	78,459
Post Holdings, Inc.*	1,441	77,713
CEB, Inc.	879	76,527
Sotheby's	1,635	73,967
Helen of Troy Ltd.*	749	73,020
Cimpress N.V.*	862	72,546
ABIOMED, Inc.*	1,097	72,106
Exact Sciences Corp.*,1	2,336	69,473
Pacira Pharmaceuticals, Inc.*	958	67,750
Celldex Therapeutics, Inc.*	2,588	65,269
Molina Healthcare, Inc.*	926	65,098
Catalent, Inc.*	2,197	64,438
Darling Ingredients, Inc.*	4,341	63,640
Prestige Brands Holdings, Inc.*	1,374	63,534
Thoratec Corp.*	1,424	63,467
Halozyme Therapeutics, Inc.*	2,787	62,930
Healthcare Services Group, Inc.	1,879	62,100
Myriad Genetics, Inc.*	1,824	61,998
Advisory Board Co.*	1,115	60,957
Alexion Pharmaceuticals, Inc.*	335	60,553
NuVasive, Inc.*	1,270	60,173
Chemed Corp.	448	58,732
Clovis Oncology, Inc.*	653	57,386
Bright Horizons Family Solutions, Inc.*	983	56,817
Owens & Minor, Inc.	1,658	56,372
Haemonetics Corp.*	1,358	56,167
SUPERVALU, Inc.*	6,879	55,651

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Boston Beer Company, Inc. — Class A*	239	$55,446
AMAG Pharmaceuticals, Inc.*	802	55,386
Portola Pharmaceuticals, Inc.*	1,214	55,298
On Assignment, Inc.*	1,359	53,382
Grand Canyon Education, Inc.*	1,237	52,449
Radius Health, Inc.*	769	52,061
Heartland Payment Systems, Inc.	962	51,996
Monro Muffler Brake, Inc.	836	51,966
KYTHERA Biopharmaceuticals, Inc.*	678	51,060
Vector Group Ltd.	2,147	50,368
Magellan Health, Inc.*	718	50,310
DeVry Education Group, Inc.	1,674	50,187
Chimerix, Inc.*	1,086	50,173
Medicines Co.*	1,741	49,810
Halyard Health, Inc.*	1,222	49,491
Cantel Medical Corp.	903	48,464
ABM Industries, Inc.	1,471	48,352
Ligand Pharmaceuticals, Inc. — Class B*	461	46,515
Globus Medical, Inc. — Class A*	1,804	46,309
Kite Pharma, Inc.*	758	46,215
Neogen Corp.*	974	46,206
Insulet Corp.*	1,491	46,199
Korn/Ferry International	1,324	46,035
Matthews International Corp. — Class A	866	46,019
Integra LifeSciences Holdings Corp.*	673	45,340
FTI Consulting, Inc.*	1,093	45,075
Tetraphase Pharmaceuticals, Inc.*	950	45,068
Select Medical Holdings Corp.	2,759	44,696
Masimo Corp.*	1,149	44,512
Kindred Healthcare, Inc.	2,193	44,496
Sanderson Farms, Inc.	589	44,269
Lancaster Colony Corp.	486	44,153
Cardtronics, Inc.*	1,179	43,682
B&G Foods, Inc.	1,523	43,451
Prothena Corporation plc*	822	43,294
J&J Snack Foods Corp.	391	43,272
Nektar Therapeutics*	3,455	43,222
Cal-Maine Foods, Inc.	823	42,961
PTC Therapeutics, Inc.*	890	42,836
Air Methods Corp.*	1,032	42,663
Huron Consulting Group, Inc.*	608	42,615
Diplomat Pharmacy, Inc.*	951	42,556
ExamWorks Group, Inc.*	1,087	42,501
CONMED Corp.	725	42,246
Lannett Company, Inc.*	697	41,430
Snyder's-Lance, Inc.	1,283	41,402
LifeLock, Inc.*	2,480	40,672
Cyberonics, Inc.*	684	40,671
Theravance, Inc.[1]	2,237	40,423
Dean Foods Co.	2,480	40,101
HMS Holdings Corp.*	2,327	39,955
Ironwood Pharmaceuticals, Inc. — Class A*	3,309	39,907
Rent-A-Center, Inc.	1,393	39,492
Insmed, Inc.*	1,616	39,463
AMN Healthcare Services, Inc.*	1,249	39,456
Travelport Worldwide Ltd.	2,773	38,212
Brink's Co.	1,278	37,612
Acorda Therapeutics, Inc.*	1,125	37,496
MannKind Corp.*,1	6,483	36,888
Natus Medical, Inc.*	866	36,857
EVERTEC, Inc.	1,729	36,724
Momenta Pharmaceuticals, Inc.*	1,605	36,610
Fresh Market, Inc.*	1,133	36,415
ARIAD Pharmaceuticals, Inc.*	4,399	36,380
ZIOPHARM Oncology, Inc.*,1	3,014	36,169
Cambrex Corp.*	823	36,163
Greatbatch, Inc.*	670	36,126
TESARO, Inc.*	611	35,921
Amicus Therapeutics, Inc.*	2,533	35,842
Merrimack Pharmaceuticals, Inc.*	2,891	35,747
Repligen Corp.*	863	35,616
ICU Medical, Inc.*	372	35,586
Wright Medical Group, Inc.*	1,350	35,451
Ensign Group, Inc.	669	34,159
Universal Corp.	593	33,991
Fresh Del Monte Produce, Inc.	876	33,866
Depomed, Inc.*	1,576	33,821
Raptor Pharmaceutical Corp.*	2,114	33,380
WD-40 Co.	382	33,295
Sarepta Therapeutics, Inc.*	1,090	33,169
MiMedx Group, Inc.*	2,854	33,078
TrueBlue, Inc.*	1,102	32,950
HeartWare International, Inc.*	453	32,929
ImmunoGen, Inc.*	2,265	32,571
Ophthotech Corp.*	622	32,381
SpartanNash Co.	989	32,182
Apollo Education Group, Inc. — Class A*	2,479	31,930
HealthEquity, Inc.*	953	30,544
Abaxis, Inc.	592	30,476
Retrophin, Inc.*	919	30,465
Tumi Holdings, Inc.*	1,474	30,246
FibroGen, Inc.*	1,257	29,540
Arena Pharmaceuticals, Inc.*	6,360	29,510
Amedisys, Inc.*	742	29,480
Andersons, Inc.	746	29,094
Cempra, Inc.*	836	28,725
Alder Biopharmaceuticals, Inc.*	540	28,604
BioCryst Pharmaceuticals, Inc.*	1,905	28,442
Relypsa, Inc.*	857	28,358
Esperion Therapeutics, Inc.*	345	28,207
MacroGenics, Inc.*	739	28,060
PDL BioPharma, Inc.	4,311	27,720
TriNet Group, Inc.*	1,082	27,429
Achillion Pharmaceuticals, Inc.*	3,089	27,369
Endologix, Inc.*	1,772	27,182
Keryx Biopharmaceuticals, Inc.*,1	2,722	27,166
Bio-Reference Laboratories, Inc.*	648	26,730

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Array BioPharma, Inc.*	3,706	$26,720
PharMerica Corp.*	799	26,607
Sage Therapeutics, Inc.*	363	26,499
LDR Holding Corp.*	610	26,383
Emergent BioSolutions, Inc.*	798	26,294
TherapeuticsMD, Inc.*	3,340	26,252
Insperity, Inc.	509	25,908
Analogic Corp.	326	25,721
Spectranetics Corp.*	1,114	25,633
IPC Healthcare, Inc.*	456	25,258
Seaboard Corp.*	7	25,193
ZS Pharma, Inc.*	477	24,990
Zeltiq Aesthetics, Inc.*	847	24,961
Merit Medical Systems, Inc.*	1,156	24,900
NewLink Genetics Corp.*	546	24,171
RPX Corp.*	1,426	24,099
Tornier N.V.*	953	23,815
NxStage Medical, Inc.*	1,662	23,742
Green Dot Corp. — Class A*	1,205	23,040
Cynosure, Inc. — Class A*	582	22,454
ACCO Brands Corp.*	2,888	22,440
Insys Therapeutics, Inc.*	618	22,199
Affymetrix, Inc.*	2,031	22,179
Cardiovascular Systems, Inc.*	833	22,033
Team, Inc.*	546	21,977
Synergy Pharmaceuticals, Inc.*,1	2,629	21,821
Hanger, Inc.*	928	21,752
Diamond Foods, Inc.*	692	21,715
Surgical Care Affiliates, Inc.*	565	21,684
Nevro Corp.*	398	21,393
Rockwell Medical, Inc.*,1	1,321	21,295
Multi-Color Corp.	332	21,208
McGrath RentCorp	687	20,905
Meridian Bioscience, Inc.	1,097	20,448
USANA Health Sciences, Inc.*	149	20,361
Sangamo BioSciences, Inc.*	1,829	20,284
Heron Therapeutics, Inc.*	647	20,161
Calavo Growers, Inc.	387	20,097
Atara Biotherapeutics, Inc.*	380	20,049
Luminex Corp.*	1,130	19,504
Exelixis, Inc.*,1	5,151	19,368
Capital Senior Living Corp.*	775	18,988
PRA Health Sciences, Inc.*	522	18,964
NutriSystem, Inc.	760	18,909
Enanta Pharmaceuticals, Inc.*	420	18,896
Navigant Consulting, Inc.*	1,267	18,840
Coca-Cola Bottling Company Consolidated	123	18,582
Inogen, Inc.*	413	18,420
Invacare Corp.	851	18,407
AtriCure, Inc.*	745	18,357
Epizyme, Inc.*	763	18,312
Eagle Pharmaceuticals, Inc.*	226	18,274
Intra-Cellular Therapies, Inc.*	570	18,212
Dynavax Technologies Corp.*,1	770	18,037
Acceleron Pharma, Inc.*	570	18,035
Coherus Biosciences, Inc.*	619	17,889
ICF International, Inc.*	513	17,883
Omeros Corp.*	994	17,882
US Physical Therapy, Inc.	326	17,852
OvaScience, Inc.*	617	17,850
Phibro Animal Health Corp. — Class A	458	17,835
Geron Corp.*	4,154	17,779
Xoom Corp.*	840	17,686
Quidel Corp.*,1	756	17,350
Agenus, Inc.*	2,007	17,320
Capella Education Co.	321	17,228
National Healthcare Corp.	265	17,222
Ingles Markets, Inc. — Class A	351	16,767
Karyopharm Therapeutics, Inc.*	607	16,516
Xencor, Inc.*	747	16,412
Orthofix International N.V.*	493	16,328
Triple-S Management Corp. — Class B*	634	16,268
Advaxis, Inc.*	796	16,183
Providence Service Corp.*	360	15,941
Resources Connection, Inc.	988	15,897
Tootsie Roll Industries, Inc.	489	15,800
Vascular Solutions, Inc.*	453	15,728
Monster Worldwide, Inc.*	2,391	15,637
Adeptus Health, Inc. — Class A*	163	15,483
TG Therapeutics, Inc.*	929	15,412
Inovio Pharmaceuticals, Inc.*,1	1,887	15,398
Supernus Pharmaceuticals, Inc.*	903	15,333
Inter Parfums, Inc.	446	15,133
Zafgen, Inc.*	433	14,995
Ascent Capital Group, Inc. — Class A*	350	14,959
Kforce, Inc.	648	14,820
Amphastar Pharmaceuticals, Inc.*	835	14,679
Accelerate Diagnostics, Inc.*	565	14,583
Paylocity Holding Corp.*	406	14,555
Atrion Corp.	37	14,515
Viad Corp.	527	14,287
Sagent Pharmaceuticals, Inc.*	581	14,124
Infinity Pharmaceuticals, Inc.*	1,288	14,104
Five Prime Therapeutics, Inc.*	565	14,035
Accuray, Inc.*	2,075	13,986
Quad/Graphics, Inc.	755	13,975
Vanda Pharmaceuticals, Inc.*	1,099	13,946
Incorporated Research Holdings, Inc. — Class A*	341	13,681
Progenics Pharmaceuticals, Inc.*	1,830	13,652
Global Cash Access Holdings, Inc.*	1,729	13,382
Orexigen Therapeutics, Inc.*	2,688	13,306
Albany Molecular Research, Inc.*	656	13,264
Universal American Corp.*	1,309	13,247
Revance Therapeutics, Inc.*	411	13,144
Sorrento Therapeutics, Inc.*	745	13,127
LHC Group, Inc.*	342	13,082
Cerus Corp.*,1	2,506	13,006
Genomic Health, Inc.*	467	12,978
ANI Pharmaceuticals, Inc.*	207	12,844
SciClone Pharmaceuticals, Inc.*	1,303	12,795

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Spark Therapeutics, Inc.*	212	$12,777
Central Garden & Pet Co. — Class A*	1,112	12,688
Anika Therapeutics, Inc.*	384	12,684
Ennis, Inc.	678	12,604
Heidrick & Struggles International, Inc.	481	12,544
CBIZ, Inc.*	1,300	12,532
Aegerion Pharmaceuticals, Inc.*	659	12,501
Strayer Education, Inc.*	289	12,456
Weis Markets, Inc.	290	12,224
Northwest Biotherapeutics, Inc.*	1,230	12,214
Spectrum Pharmaceuticals, Inc.*,1	1,761	12,045
Kelly Services, Inc. — Class A	782	12,004
LendingTree, Inc.*	152	11,949
Aratana Therapeutics, Inc.*	779	11,778
American Public Education, Inc.*	450	11,574
SP Plus Corp.*	440	11,488
Smart & Final Stores, Inc.*	638	11,401
John B Sanfilippo & Son, Inc.	219	11,366
InVivo Therapeutics Holdings Corp.*	698	11,273
K12, Inc.*	888	11,233
Arrowhead Research Corp.*	1,563	11,175
Revlon, Inc. — Class A*	303	11,123
K2M Group Holdings, Inc.*	462	11,097
AngioDynamics, Inc.*	663	10,873
Lion Biotechnologies, Inc.*	1,183	10,848
Sucampo Pharmaceuticals, Inc. — Class A*	653	10,729
Cross Country Healthcare, Inc.*	845	10,715
Foundation Medicine, Inc.*	314	10,626
Intersect ENT, Inc.*	368	10,536
Chefs' Warehouse, Inc.*	495	10,514
Immunomedics, Inc.*,1	2,535	10,292
Carriage Services, Inc. — Class A	427	10,197
Oncothyreon, Inc.*	2,688	10,053
GenMark Diagnostics, Inc.*	1,108	10,038
OncoMed Pharmaceuticals, Inc.*	444	9,990
Boulder Brands, Inc.*	1,437	9,973
Wausau Paper Corp.	1,078	9,896
STAAR Surgical Co.*	1,021	9,863
Elizabeth Arden, Inc.*	686	9,782
Healthways, Inc.*	816	9,776
Corcept Therapeutics, Inc.*	1,626	9,772
Osiris Therapeutics, Inc.*	501	9,749
RTI Surgical, Inc.*	1,507	9,735
Cellular Biomedicine Group, Inc.*	259	9,715
BioDelivery Sciences International, Inc.*	1,216	9,679
Curis, Inc.*	2,922	9,672
Aerie Pharmaceuticals, Inc.*	539	9,513
Forrester Research, Inc.	264	9,509
XenoPort, Inc.*	1,544	9,465
Great Lakes Dredge & Dock Corp.*	1,587	9,459
Sequenom, Inc.*	3,103	9,433
XOMA Corp.*	2,395	9,293
Vital Therapies, Inc.*	440	9,284
Tejon Ranch Co.*	361	9,281
Medifast, Inc.*	286	9,244
Pacific Biosciences of California, Inc.*	1,592	9,170
AAC Holdings, Inc.*	209	9,104
Versartis, Inc.*	591	8,995
Landauer, Inc.	252	8,981
Otonomy, Inc.*	388	8,920
Lexicon Pharmaceuticals, Inc.*	1,092	8,791
Theravance Biopharma, Inc.*	670	8,723
Civeo Corp.	2,820	8,657
Natural Health Trends Corp.	207	8,582
ServiceSource International, Inc.*	1,547	8,462
Antares Pharma, Inc.*	4,067	8,459
Hackett Group, Inc.	629	8,447
CTI BioPharma Corp.*	4,323	8,430
Idera Pharmaceuticals, Inc.*	2,246	8,333
Avalanche Biotechnologies, Inc.*	513	8,331
Pfenex, Inc.*	428	8,303
Paratek Pharmaceuticals, Inc.	321	8,272
Mirati Therapeutics, Inc.*	262	8,245
Catalyst Pharmaceuticals, Inc.*	1,979	8,173
ARC Document Solutions, Inc.*	1,073	8,166
Regulus Therapeutics, Inc.*	743	8,143
Anthera Pharmaceuticals, Inc.*	941	8,111
Organovo Holdings, Inc.*	2,141	8,072
SurModics, Inc.*	342	8,010
Flexion Therapeutics, Inc.*	365	7,990
OraSure Technologies, Inc.*	1,482	7,988
POZEN, Inc.*	762	7,856
Omega Protein Corp.*	570	7,838
NeoGenomics, Inc.*	1,407	7,612
CryoLife, Inc.	670	7,558
Almost Family, Inc.*	189	7,543
James River Group Holdings Ltd.	289	7,476
La Jolla Pharmaceutical Co.*	304	7,451
CSS Industries, Inc.	246	7,442
Rigel Pharmaceuticals, Inc.*	2,316	7,434
Oxford Immunotec Global plc*	529	7,327
Ignyta, Inc.*	482	7,273
Assembly Biosciences, Inc.*	376	7,242
CorVel Corp.*	226	7,237
Galena Biopharma, Inc.*	4,249	7,223
Ocular Therapeutix, Inc.*	343	7,213
Adamas Pharmaceuticals, Inc.*	273	7,158
MoneyGram International, Inc.*	769	7,067
Durect Corp.*	2,954	7,060
Vectrus, Inc.*	277	6,889
IGI Laboratories, Inc.*	1,087	6,848
Barrett Business Services, Inc.	188	6,828
Threshold Pharmaceuticals, Inc.*	1,679	6,783
Pernix Therapeutics Holdings, Inc.*	1,144	6,772

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Zogenix, Inc.*	4,030	$6,770
National Beverage Corp.*	300	6,747
Limoneira Co.	303	6,736
CRA International, Inc.*	241	6,717
BioSpecifics Technologies Corp.*	130	6,708
BioTelemetry, Inc.*	711	6,705
Genocea Biosciences, Inc.*	488	6,700
Aduro Biotech, Inc.*	220	6,673
Akebia Therapeutics, Inc.*	640	6,586
Civitas Solutions, Inc.*	308	6,570
Franklin Covey Co.*	323	6,554
BioScrip, Inc.*	1,804	6,549
Unilife Corp.*,1	3,042	6,540
Blueprint Medicines Corp.*	246	6,517
Trovagene, Inc.*	642	6,516
Peregrine Pharmaceuticals, Inc.*	4,948	6,482
VIVUS, Inc.*,1	2,727	6,436
Verastem, Inc.*	849	6,401
Navidea Biopharmaceuticals, Inc.*,1	3,961	6,377
Genesis Healthcare, Inc.*	963	6,356
Senomyx, Inc.*,1	1,151	6,169
Immune Design Corp.*	298	6,154
Cytokinetics, Inc.*	912	6,129
Foamix Pharmaceuticals Ltd.*	594	6,089
ChemoCentryx, Inc.*	735	6,049
RadNet, Inc.*	904	6,048
Concert Pharmaceuticals, Inc.*	404	6,016
Pendrell Corp.*	4,368	5,984
Village Super Market, Inc. — Class A	188	5,958
Seneca Foods Corp. — Class A*	214	5,943
Dermira, Inc.*	338	5,932
Utah Medical Products, Inc.	99	5,903
Career Education Corp.*	1,784	5,887
Cutera, Inc.*	380	5,882
Natural Grocers by Vitamin Cottage, Inc.*	236	5,810
Nobilis Health Corp.*	840	5,712
Exactech, Inc.*	268	5,582
Dicerna Pharmaceuticals, Inc.*	396	5,524
Nutraceutical International Corp.*	221	5,468
Five Star Quality Care, Inc.*	1,135	5,448
CytRx Corp.*	1,464	5,446
Affimed N.V.*	401	5,401
SFX Entertainment, Inc.*	1,202	5,397
Synta Pharmaceuticals Corp.*	2,388	5,325
Cara Therapeutics, Inc.*	438	5,322
Inventure Foods, Inc.*	513	5,207
NanoString Technologies, Inc.*	335	5,166
Endocyte, Inc.*	987	5,123
Ardelyx, Inc.*	315	5,031
Tandem Diabetes Care, Inc.*	464	5,030
Vitae Pharmaceuticals, Inc.*	349	5,026
Harvard Bioscience, Inc.*	879	5,010
BioTime, Inc.*	1,368	4,966
Ocata Therapeutics, Inc.*	937	4,938
CDI Corp.	376	4,888
Stemline Therapeutics, Inc.*	410	4,826
Farmer Bros Co.*	204	4,794
Universal Technical Institute, Inc.	555	4,773
Electro Rent Corp.	437	4,746
MGP Ingredients, Inc.	282	4,743
Addus HomeCare Corp.*	169	4,708
Bellicum Pharmaceuticals, Inc.*	218	4,637
Alico, Inc.	101	4,581
Sientra, Inc.*	177	4,466
Heska Corp.*	150	4,454
PFSweb, Inc.*	317	4,394
Bridgepoint Education, Inc.*	443	4,235
Second Sight Medical Products, Inc.*	311	4,233
Trevena, Inc.*	651	4,075
Synutra International, Inc.*	559	3,997
Veracyte, Inc.*	355	3,955
Liberty Tax, Inc.	157	3,886
T2 Biosystems, Inc.*	239	3,879
Nature's Sunshine Products, Inc.	278	3,823
LeMaitre Vascular, Inc.	313	3,775
Collectors Universe, Inc.	188	3,749
Loxo Oncology, Inc.*	205	3,696
Alimera Sciences, Inc.*,1	799	3,683
Entellus Medical, Inc.*	142	3,674
National Research Corp. — Class A	258	3,666
Proteon Therapeutics, Inc.*	203	3,626
Applied Genetic Technologies Corp.*	231	3,544
Weight Watchers International, Inc.*	725	3,516
Patriot National, Inc.*	219	3,504
Fibrocell Science, Inc.*	645	3,399
Tokai Pharmaceuticals, Inc.*	249	3,312
NV5 Holdings, Inc.*	135	3,275
CorMedix, Inc.*	816	3,166
Corium International, Inc.*	229	3,135
Collegium Pharmaceutical, Inc.*	175	3,122
Care.com, Inc.*	503	2,978
Craft Brew Alliance, Inc.*	269	2,975
aTyr Pharma, Inc.*	159	2,945
Invitae Corp.*	193	2,872
Neff Corp. — Class A*	276	2,785
TransEnterix, Inc.*	914	2,742
Medgenics, Inc.*	442	2,709
Alliance HealthCare Services, Inc.*	133	2,486
Volt Information Sciences, Inc.*	251	2,437
Lifeway Foods, Inc.*	125	2,399
Agile Therapeutics, Inc.*	274	2,354
Carbylan Therapeutics, Inc.*	323	2,309
Calithera Biosciences, Inc.*	291	2,078
Fairway Group Holdings Corp.*	540	1,922
XBiotech, Inc.*	106	1,916
Cidara Therapeutics, Inc.*	127	1,781
iRadimed Corp.*	74	1,722

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Cambium Learning Group, Inc.*	342	$1,460
Abeona Therapeutics, Inc.*	272	1,376
Arcadia Biosciences, Inc.*	214	1,363
Asterias Biotherapeutics, Inc.*	275	1,265
Tobira Therapeutics, Inc.*	63	1,087
Total Consumer, Non-cyclical		11,246,345
Consumer, Cyclical - 4.7%
Vail Resorts, Inc.	955	104,286
Burlington Stores, Inc.*	1,981	101,427
Casey's General Stores, Inc.	1,021	97,751
Tenneco, Inc.*	1,612	92,593
American Eagle Outfitters, Inc.	5,135	88,425
Dana Holding Corp.	4,286	88,206
Jack in the Box, Inc.	983	86,662
Restoration Hardware Holdings, Inc.*	877	85,622
Men's Wearhouse, Inc.	1,269	81,305
Pool Corp.	1,143	80,216
Buffalo Wild Wings, Inc.*	499	78,189
Wolverine World Wide, Inc.	2,712	77,237
Cracker Barrel Old Country Store, Inc.	504	75,177
G-III Apparel Group Ltd.*	1,048	73,726
Cheesecake Factory, Inc.	1,281	69,859
Bloomin' Brands, Inc.	3,258	69,558
Texas Roadhouse, Inc. — Class A	1,840	68,871
Lithia Motors, Inc. — Class A	598	67,669
Deckers Outdoor Corp.*	908	65,349
TRI Pointe Homes, Inc.*	4,247	64,980
Asbury Automotive Group, Inc.*	716	64,884
Big Lots, Inc.	1,417	63,751
Liberty TripAdvisor Holdings, Inc. — Class A*	1,965	63,312
Steven Madden Ltd.*	1,479	63,272
Allegiant Travel Co. — Class A	353	62,792
Chico's FAS, Inc.	3,767	62,645
Marriott Vacations Worldwide Corp.	679	62,298
Ascena Retail Group, Inc.*	3,688	61,424
HSN, Inc.	854	59,942
HNI Corp.	1,168	59,744
Pinnacle Entertainment, Inc.*	1,590	59,276
ANN, Inc.*	1,208	58,334
Papa John's International, Inc.	761	57,539
Ryland Group, Inc.	1,229	56,989
Five Below, Inc.*	1,431	56,567
La Quinta Holdings, Inc.*	2,461	56,234
Group 1 Automotive, Inc.	613	55,679
DreamWorks Animation SKG, Inc. — Class A*,1	1,995	52,628
Gentherm, Inc.*	944	51,835
Cooper Tire & Rubber Co.	1,513	51,185
Mobile Mini, Inc.	1,204	50,616
Meritage Homes Corp.*	1,042	49,068
PriceSmart, Inc.	511	46,624
Columbia Sportswear Co.	754	45,587
Herman Miller, Inc.	1,568	45,362
Churchill Downs, Inc.	354	44,268
DineEquity, Inc.	445	44,095
UniFirst Corp.	390	43,621
Interface, Inc. — Class A	1,736	43,487
Beacon Roofing Supply, Inc.*	1,304	43,319
Genesco, Inc.*	632	41,731
American Axle & Manufacturing Holdings, Inc.*	1,992	41,653
Steelcase, Inc. — Class A	2,188	41,375
Select Comfort Corp.*	1,374	41,317
Express, Inc.*	2,220	40,204
Essendant, Inc.	1,007	39,525
Sonic Corp.	1,366	39,341
Abercrombie & Fitch Co. — Class A	1,827	39,299
Penn National Gaming, Inc.*	2,097	38,480
Outerwall, Inc.	484	36,837
Caleres, Inc.	1,150	36,547
Popeyes Louisiana Kitchen, Inc.*	608	36,474
G&K Services, Inc. — Class A	525	36,299
Core-Mark Holding Company, Inc.	607	35,965
KB Home	2,144	35,590
La-Z-Boy, Inc.	1,345	35,427
Children's Place, Inc.	541	35,387
Fiesta Restaurant Group, Inc.*	705	35,250
Barnes & Noble, Inc.*	1,333	34,605
Diamond Resorts International, Inc.*	1,095	34,546
Standard Pacific Corp.*	3,844	34,250
Buckle, Inc.	744	34,053
First Cash Financial Services, Inc.*	741	33,782
Meritor, Inc.*	2,566	33,665
Finish Line, Inc. — Class A	1,210	33,662
Oxford Industries, Inc.	384	33,581
Dorman Products, Inc.*	703	33,505
SeaWorld Entertainment, Inc.	1,796	33,118
Krispy Kreme Doughnuts, Inc.*	1,704	32,819
Mattress Firm Holding Corp.*	538	32,791
Knoll, Inc.	1,282	32,088
Red Robin Gourmet Burgers, Inc.*	372	31,925
Belmond Ltd. — Class A*	2,546	31,800
Bob Evans Farms, Inc.	621	31,702
Boyd Gaming Corp.*	2,096	31,334
Iconix Brand Group, Inc.*	1,254	31,312
Guess?, Inc.	1,627	31,190
MDC Holdings, Inc.	1,027	30,779
Hibbett Sports, Inc.*	654	30,463
Navistar International Corp.*	1,340	30,324
Pier 1 Imports, Inc.	2,369	29,920
Hawaiian Holdings, Inc.*	1,253	29,759
Crocs, Inc.*	2,022	29,744
Vitamin Shoppe, Inc.*	782	29,145
ScanSource, Inc.*	752	28,621
Conn's, Inc.*	719	28,544
ClubCorp Holdings, Inc.	1,154	27,557
BJ's Restaurants, Inc.*	564	27,326
International Speedway Corp. — Class A	733	26,879

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Cyclical - 4.7% (continued)
Cato Corp. — Class A	691	$26,783
TiVo, Inc.*	2,551	25,867
National CineMedia, Inc.	1,615	25,775
Denny's Corp.*	2,217	25,739
iRobot Corp.*	781	24,898
Wesco Aircraft Holdings, Inc.*	1,622	24,573
Rush Enterprises, Inc. — Class A*	930	24,375
Libbey, Inc.	574	23,723
Interval Leisure Group, Inc.	1,029	23,513
Rentrak Corp.*	334	23,313
Wabash National Corp.*	1,785	22,384
Cooper-Standard Holding, Inc.*	357	21,945
Dave & Buster's Entertainment, Inc.*	599	21,618
Performance Sports Group Ltd.*	1,191	21,437
Zoe's Kitchen, Inc.*	507	20,757
Universal Electronics, Inc.*	416	20,733
Sonic Automotive, Inc. — Class A	865	20,613
Scientific Games Corp. — Class A*,1	1,319	20,497
SkyWest, Inc.	1,358	20,424
Cash America International, Inc.	722	18,909
Fred's, Inc. — Class A	977	18,846
Eros International plc*	743	18,664
American Woodmark Corp.*	338	18,539
Standard Motor Products, Inc.	524	18,403
Callaway Golf Co.	2,051	18,336
Biglari Holdings, Inc.*	44	18,205
Virgin America, Inc.*	662	18,192
Steiner Leisure Ltd.*	338	18,178
Nautilus, Inc.*	825	17,746
Ethan Allen Interiors, Inc.	668	17,595
Cavco Industries, Inc.*	233	17,577
Taylor Morrison Home Corp. — Class A*	854	17,387
Pep Boys-Manny Moe & Jack*	1,413	17,338
AMC Entertainment Holdings, Inc. — Class A	557	17,089
Carmike Cinemas, Inc.*	643	17,065
Regis Corp.*	1,076	16,958
Winnebago Industries, Inc.	708	16,702
Remy International, Inc.	752	16,627
H&E Equipment Services, Inc.	820	16,375
M/I Homes, Inc.*	644	15,887
MarineMax, Inc.*	670	15,752
Zumiez, Inc.*	578	15,392
Francesca's Holdings Corp.*	1,112	14,979
Ruth's Hospitality Group, Inc.	917	14,782
Lumber Liquidators Holdings, Inc.*,1	712	14,746
Stage Stores, Inc.	839	14,708
Tower International, Inc.*	554	14,432
Beazer Homes USA, Inc.*	721	14,384
Motorcar Parts of America, Inc.*	472	14,202
DTS, Inc.*	464	14,147
Modine Manufacturing Co.*	1,258	13,498
Party City Holdco, Inc.*	661	13,398
William Lyon Homes — Class A*	512	13,143
Unifi, Inc.*	390	13,065
Tuesday Morning Corp.*	1,157	13,034
Installed Building Products, Inc.*	523	12,803
Kirkland's, Inc.	455	12,681
Douglas Dynamics, Inc.	587	12,609
Republic Airways Holdings, Inc.*	1,335	12,255
Titan International, Inc.	1,135	12,190
Daktronics, Inc.	1,010	11,979
Chuy's Holdings, Inc.*	432	11,573
Haverty Furniture Companies, Inc.	535	11,567
Del Frisco's Restaurant Group, Inc.*	620	11,551
Movado Group, Inc.	421	11,434
Shoe Carnival, Inc.	393	11,342
Arctic Cat, Inc.	341	11,325
Superior Industries International, Inc.	616	11,279
America's Car-Mart, Inc.*	224	11,048
Kimball International, Inc. — Class B	903	10,980
Isle of Capri Casinos, Inc.*	581	10,545
Ruby Tuesday, Inc.*	1,631	10,226
Freshpet, Inc.*	546	10,155
Sequential Brands Group, Inc.*	662	10,122
EZCORP, Inc. — Class A*	1,360	10,105
Tile Shop Holdings, Inc.*	712	10,103
Boot Barn Holdings, Inc.*	314	10,048
WCI Communities, Inc.*	405	9,878
Citi Trends, Inc.*	408	9,874
Carrols Restaurant Group, Inc.*	933	9,703
Habit Restaurants, Inc. — Class A*	302	9,450
Malibu Boats, Inc. — Class A*	469	9,422
Marcus Corp.	482	9,245
PetMed Express, Inc.	532	9,188
Shake Shack, Inc. — Class A*	151	9,101
Federal-Mogul Holdings Corp.*	797	9,046
Caesars Entertainment Corp.*,1	1,456	8,911
Culp, Inc.	272	8,432
Caesars Acquisition Co. — Class A*	1,214	8,352
Hovnanian Enterprises, Inc. — Class A*	3,135	8,339
Stein Mart, Inc.	771	8,072
Century Communities, Inc.*	400	8,052
Bassett Furniture Industries, Inc.	283	8,040
Perry Ellis International, Inc.*	322	7,654
El Pollo Loco Holdings, Inc.*	354	7,331
LGI Homes, Inc.*	368	7,279
Fox Factory Holding Corp.*	445	7,156
Hooker Furniture Corp.	284	7,131
Potbelly Corp.*	573	7,019
Container Store Group, Inc.*,1	414	6,984
Speedway Motorsports, Inc.	308	6,976
PC Connection, Inc.	281	6,952
Big 5 Sporting Goods Corp.	480	6,821
Titan Machinery, Inc.*	455	6,702

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Consumer, Cyclical - 4.7% (continued)
Flexsteel Industries, Inc.	154	$6,636
NACCO Industries, Inc. — Class A	109	6,623
Strattec Security Corp.	94	6,458
Cherokee, Inc.	225	6,340
Vera Bradley, Inc.*	559	6,300
Reading International, Inc. — Class A*	434	6,011
Build-A-Bear Workshop, Inc. — Class A*	374	5,980
Miller Industries, Inc.	298	5,945
Eldorado Resorts, Inc.*	741	5,795
Winmark Corp.	58	5,713
Commercial Vehicle Group, Inc.*	789	5,689
Jamba, Inc.*	365	5,654
Black Diamond, Inc.*	598	5,526
Intrawest Resorts Holdings, Inc.*	474	5,508
Monarch Casino & Resort, Inc.*	267	5,490
Metaldyne Performance Group, Inc.	301	5,463
Bravo Brio Restaurant Group, Inc.*	399	5,406
Sportsman's Warehouse Holdings, Inc.*	472	5,367
Bojangles', Inc.*	218	5,201
Weyco Group, Inc.	173	5,159
Papa Murphy's Holdings, Inc.*	239	4,952
JAKKS Pacific, Inc.*,1	498	4,925
Noodles & Co.*	333	4,862
Vince Holding Corp.*	404	4,840
Escalade, Inc.	262	4,819
Morgans Hotel Group Co.*	712	4,799
Destination XL Group, Inc.*	944	4,729
AV Homes, Inc.*	326	4,685
West Marine, Inc.*	472	4,550
Skullcandy, Inc.*	576	4,418
VOXX International Corp. — Class A*	521	4,314
Kona Grill, Inc.*	222	4,309
Lifetime Brands, Inc.	283	4,180
Green Brick Partners, Inc.*	377	4,128
New Home Company, Inc.*	234	4,032
Accuride Corp.*	1,022	3,935
Christopher & Banks Corp.*	978	3,922
Superior Uniform Group, Inc.	196	3,242
Johnson Outdoors, Inc. — Class A	133	3,132
Tilly's, Inc. — Class A*	296	2,862
Systemax, Inc.*	297	2,566
Flex Pharma, Inc.*	143	2,460
Castle Brands, Inc.*	1,750	2,433
Quiksilver, Inc.*	3,595	2,383
Empire Resorts, Inc.*	407	2,072
Marine Products Corp.	281	1,753
Blue Bird Corp.*	134	1,741
bebe stores, Inc.	748	1,496
Total Consumer, Cyclical		6,626,055
Industrial - 4.4%
Berry Plastics Group, Inc.*	3,137	101,638
Teledyne Technologies, Inc.*	929	98,020
Woodward, Inc.	1,717	94,418
Belden, Inc.	1,121	91,059
FEI Co.	1,092	90,560
Curtiss-Wright Corp.	1,249	90,478
XPO Logistics, Inc.*	1,879	84,894
EnerSys	1,168	82,099
CLARCOR, Inc.	1,318	82,032
EMCOR Group, Inc.	1,647	78,676
Esterline Technologies Corp.*	818	77,988
Generac Holdings, Inc.*	1,817	72,226
Moog, Inc. — Class A*	1,018	71,952
Polypore International, Inc.*	1,182	70,778
Rexnord Corp.*	2,675	63,958
IMAX Corp.*	1,587	63,908
Louisiana-Pacific Corp.*	3,743	63,743
KLX, Inc.*	1,386	61,163
Con-way, Inc.	1,514	58,093
Littelfuse, Inc.	593	56,270
Barnes Group, Inc.	1,439	56,107
Masonite International Corp.*	793	55,597
Tech Data Corp.*	963	55,430
Universal Display Corp.*	1,057	54,679
HEICO Corp. — Class A	1,049	53,258
Dycom Industries, Inc.*	896	52,729
Swift Transportation Co. — Class A*	2,314	52,458
Mueller Industries, Inc.	1,497	51,975
KapStone Paper and Packaging Corp.	2,238	51,743
Hillenbrand, Inc.	1,654	50,778
Matson, Inc.	1,141	47,968
Scorpio Tankers, Inc.	4,699	47,413
TASER International, Inc.*	1,404	46,767
RBC Bearings, Inc.*	615	44,132
Knight Transportation, Inc.	1,644	43,961
Sanmina Corp.*	2,171	43,768
Forward Air Corp.	814	42,540
Applied Industrial Technologies, Inc.	1,056	41,870
Trex Company, Inc.*	843	41,669
Vishay Intertechnology, Inc.	3,558	41,557
Proto Labs, Inc.*	612	41,298
Tetra Tech, Inc.	1,583	40,588
Knowles Corp.*	2,236	40,472
Franklin Electric Company, Inc.	1,251	40,445
Apogee Enterprises, Inc.	767	40,375
Coherent, Inc.*	626	39,739
Plexus Corp.*	883	38,746
Mueller Water Products, Inc. — Class A	4,227	38,465
Watts Water Technologies, Inc. — Class A	740	38,369
Hub Group, Inc. — Class A*	948	38,242
Boise Cascade Co.*	1,039	38,111
Simpson Manufacturing Company, Inc.	1,107	37,638
MSA Safety, Inc.	770	37,353
OSI Systems, Inc.*	520	36,811
Drew Industries, Inc.	634	36,785

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Industrial - 4.4% (continued)
Granite Construction, Inc.	1,034	$36,718
Actuant Corp. — Class A	1,565	36,136
Atlas Air Worldwide Holdings, Inc.*	657	36,109
Astronics Corp.*	503	35,658
Headwaters, Inc.*	1,937	35,292
TriMas Corp.*	1,190	35,224
AZZ, Inc.	677	35,069
MasTec, Inc.*	1,755	34,872
Itron, Inc.*	1,011	34,819
Harsco Corp.	2,104	34,716
EnPro Industries, Inc.	599	34,275
Aerojet Rocketdyne Holdings, Inc.*	1,645	33,903
Nordic American Tankers Ltd.	2,343	33,341
Greenbrier Companies, Inc.	693	32,467
Rogers Corp.*	489	32,342
Tennant Co.	483	31,559
Brady Corp. — Class A	1,255	31,049
Exponent, Inc.	683	30,585
Werner Enterprises, Inc.	1,165	30,581
Benchmark Electronics, Inc.*	1,377	29,991
Kaman Corp.	715	29,987
AAR Corp.	932	29,703
Albany International Corp. — Class A	744	29,611
Advanced Energy Industries, Inc.*	1,075	29,552
HEICO Corp.	505	29,442
Greif, Inc. — Class A	809	29,003
John Bean Technologies Corp.	768	28,869
Chart Industries, Inc.*	803	28,707
TimkenSteel Corp.	1,049	28,313
Sturm Ruger & Company, Inc.	491	28,208
Tidewater, Inc.	1,235	28,072
US Ecology, Inc.	569	27,721
Methode Electronics, Inc.	1,008	27,670
TAL International Group, Inc.*	874	27,618
Universal Forest Products, Inc.	528	27,472
Lindsay Corp.	311	27,340
Cubic Corp.	569	27,073
Standex International Corp.	336	26,856
Heartland Express, Inc.	1,323	26,764
II-VI, Inc.*	1,378	26,154
Advanced Drainage Systems, Inc.	884	25,928
Saia, Inc.*	659	25,892
ESCO Technologies, Inc.	685	25,626
RTI International Metals, Inc.*	809	25,500
Ship Finance International Ltd.	1,558	25,427
Echo Global Logistics, Inc.*	778	25,409
General Cable Corp.	1,284	25,333
CIRCOR International, Inc.	450	24,539
Federal Signal Corp.	1,643	24,497
AAON, Inc.	1,076	24,232
UTI Worldwide, Inc.*	2,425	24,226
Encore Wire Corp.	545	24,138
Badger Meter, Inc.	380	24,126
Smith & Wesson Holding Corp.*	1,413	23,442
Sun Hydraulics Corp.	597	22,752
Briggs & Stratton Corp.	1,171	22,554
Comfort Systems USA, Inc.	981	22,514
GasLog Ltd.	1,094	21,825
ArcBest Corp.	683	21,719
FARO Technologies, Inc.*	456	21,295
Tutor Perini Corp.*	986	21,278
LSB Industries, Inc.*	518	21,155
Nortek, Inc.*	254	21,115
Astec Industries, Inc.	498	20,826
Rofin-Sinar Technologies, Inc.*	740	20,424
Raven Industries, Inc.	994	20,208
Newport Corp.*	1,047	19,851
Quanex Building Products Corp.	890	19,073
Roadrunner Transportation Systems, Inc.*	739	19,066
DHT Holdings, Inc.	2,440	18,959
Altra Industrial Motion Corp.	694	18,863
Fluidigm Corp.*	756	18,295
Aegion Corp. — Class A*	964	18,258
PGT, Inc.*	1,254	18,196
Continental Building Products, Inc.*	827	17,524
Fabrinet*	931	17,438
Hornbeck Offshore Services, Inc.*	841	17,266
Hyster-Yale Materials Handling, Inc.	249	17,251
Summit Materials, Inc. — Class A*	671	17,111
MYR Group, Inc.*	549	16,997
CTS Corp.	872	16,803
Gibraltar Industries, Inc.*	814	16,581
AVX Corp.	1,214	16,340
Haynes International, Inc.	327	16,128
GrafTech International Ltd.*	3,159	15,669
Builders FirstSource, Inc.*	1,217	15,626
TTM Technologies, Inc.*	1,552	15,501
DXP Enterprises, Inc.*	331	15,392
Textainer Group Holdings Ltd.	581	15,112
Celadon Group, Inc.	718	14,848
Teekay Tankers Ltd. — Class A	2,224	14,701
Tredegar Corp.	658	14,548
Air Transport Services Group, Inc.*	1,386	14,539
US Concrete, Inc.*	383	14,512
Griffon Corp.	899	14,312
Gorman-Rupp Co.	500	14,040
Blount International, Inc.*	1,277	13,945
Alamo Group, Inc.	255	13,933
Argan, Inc.	341	13,753
Kadant, Inc.	289	13,641
Marten Transport Ltd.	628	13,628
GSI Group, Inc.*	904	13,587
Aerovironment, Inc.*	518	13,509
Lydall, Inc.*	447	13,213
Columbus McKinnon Corp.	527	13,175
NN, Inc.	503	12,837
Patrick Industries, Inc.*	335	12,747
Myers Industries, Inc.	641	12,179

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Industrial - 4.4% (continued)
American Railcar Industries, Inc.	249	$12,111
Quality Distribution, Inc.*	738	11,409
GP Strategies Corp.*	343	11,401
Checkpoint Systems, Inc.	1,106	11,259
Park-Ohio Holdings Corp.	231	11,194
Kimball Electronics, Inc.*	767	11,191
YRC Worldwide, Inc.*	861	11,176
Era Group, Inc.*	541	11,080
Dorian LPG Ltd.*	658	10,975
NCI Building Systems, Inc.*	713	10,745
National Presto Industries, Inc.	128	10,281
Park Electrochemical Corp.	535	10,251
NVE Corp.	128	10,035
Global Brass & Copper Holdings, Inc.	564	9,594
LB Foster Co. — Class A	273	9,449
CAI International, Inc.*	453	9,327
Insteel Industries, Inc.	484	9,051
PowerSecure International, Inc.*	590	8,708
Stoneridge, Inc.*	736	8,619
American Science & Engineering, Inc.	194	8,499
Powell Industries, Inc.	240	8,441
Mistras Group, Inc.*	440	8,351
Trinseo S.A.*	301	8,079
Furmanite Corp.*	993	8,063
Navios Maritime Holdings, Inc.	2,138	7,953
Covenant Transportation Group, Inc. — Class A*	309	7,744
Navios Maritime Acquisition Corp.	2,155	7,736
Scorpio Bulkers, Inc.*	4,742	7,729
Stock Building Supply Holdings, Inc.*	387	7,566
Kratos Defense & Security Solutions, Inc.*	1,188	7,484
Ducommun, Inc.*	291	7,470
Chase Corp.	182	7,235
Sparton Corp.*	261	7,131
Frontline Ltd.*	2,839	6,927
Applied Optoelectronics, Inc.*	392	6,805
FreightCar America, Inc.	324	6,765
Golden Ocean Group Ltd.[1]	1,756	6,761
Mesa Laboratories, Inc.	76	6,756
Ply Gem Holdings, Inc.*	566	6,673
Power Solutions International, Inc.*	122	6,590
CECO Environmental Corp.	564	6,390
ZAGG, Inc.*	776	6,146
Hurco Companies, Inc.	172	5,955
Casella Waste Systems, Inc. — Class A*	1,041	5,840
VSE Corp.	109	5,833
AEP Industries, Inc.*	104	5,741
Ardmore Shipping Corp.	471	5,704
Bel Fuse, Inc. — Class B	272	5,581
USA Truck, Inc.*	258	5,477
Graham Corp.	266	5,450
LSI Industries, Inc.	568	5,305
Orion Marine Group, Inc.*	734	5,299
Xerium Technologies, Inc.*	290	5,278
Vicor Corp.*	432	5,266
Multi-Fineline Electronix, Inc.*	239	5,225
Radiant Logistics, Inc.*	711	5,197
Northwest Pipe Co.*	251	5,113
Hill International, Inc.*	961	5,055
Vishay Precision Group, Inc.*	332	5,000
Heritage-Crystal Clean, Inc.*	331	4,866
Control4 Corp.*	547	4,863
Universal Truckload Services, Inc.	220	4,831
PAM Transportation Services, Inc.*	80	4,644
Core Molding Technologies, Inc.*	202	4,614
TRC Companies, Inc.*	449	4,557
Olympic Steel, Inc.	239	4,168
Twin Disc, Inc.	220	4,101
Eagle Bulk Shipping, Inc.*	584	4,070
Nordic American Offshore Ltd.[1]	497	4,046
Imprivata, Inc.*	240	3,926
Allied Motion Technologies, Inc.	164	3,683
Fenix Parts, Inc.*	362	3,627
Lawson Products, Inc.*	152	3,569
Safe Bulkers, Inc.[1]	996	3,207
Omega Flex, Inc.	76	2,862
Handy & Harman Ltd.*	69	2,391
NL Industries, Inc.*	179	1,326
Ultrapetrol Bahamas Ltd.*	562	635
Total Industrial		6,147,012
Technology - 3.9%
Manhattan Associates, Inc.*	1,938	115,601
Tyler Technologies, Inc.*	885	114,501
MAXIMUS, Inc.	1,732	113,844
Aspen Technology, Inc.*	2,243	102,169
Cavium, Inc.*	1,453	99,981
Verint Systems, Inc.*	1,612	97,920
Guidewire Software, Inc.*	1,844	97,603
EPAM Systems, Inc.*	1,285	91,531
Dealertrack Technologies, Inc.*	1,440	90,418
Microsemi Corp.*	2,501	87,410
Integrated Device Technology, Inc.*	3,898	84,587
Ambarella, Inc.*	823	84,513
Synaptics, Inc.*	968	83,959
Qlik Technologies, Inc.*	2,400	83,904
Medidata Solutions, Inc.*	1,452	78,873
ACI Worldwide, Inc.*	3,068	75,380
Fair Isaac Corp.	816	74,077
Blackbaud, Inc.	1,231	70,105
Mentor Graphics Corp.	2,628	69,458
Convergys Corp.	2,597	66,198
Proofpoint, Inc.*	1,036	65,962
Science Applications International Corp.	1,209	63,896
Demandware, Inc.*	877	62,337
Take-Two Interactive Software, Inc.*	2,223	61,288
Advent Software, Inc.	1,384	61,187

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Technology - 3.9% (continued)
Silicon Laboratories, Inc.*	1,123	$60,653
Diebold, Inc.	1,704	59,640
Cirrus Logic, Inc.*	1,666	56,694
SYNNEX Corp.	755	55,258
Entegris, Inc.*	3,685	53,690
Electronics for Imaging, Inc.*	1,231	53,561
MKS Instruments, Inc.	1,402	53,192
Fairchild Semiconductor International, Inc. — Class A*	3,059	53,165
Monolithic Power Systems, Inc.	1,039	52,688
Tessera Technologies, Inc.	1,382	52,488
CACI International, Inc. — Class A*	635	51,365
CommVault Systems, Inc.*	1,188	50,383
Cornerstone OnDemand, Inc.*	1,417	49,312
Imperva, Inc.*	697	47,187
FleetMatics Group plc*	1,005	47,064
Stratasys Ltd.*	1,338	46,736
Synchronoss Technologies, Inc.*	1,019	46,599
IGATE Corp.*	950	45,306
Rambus, Inc.*	3,034	43,962
Intersil Corp. — Class A	3,463	43,322
MicroStrategy, Inc. — Class A*	244	41,500
Advanced Micro Devices, Inc.*	16,712	40,108
Virtusa Corp.*	779	40,041
OmniVision Technologies, Inc.*	1,527	40,000
PMC-Sierra, Inc.*	4,584	39,239
Syntel, Inc.*	825	39,171
Infoblox, Inc.*	1,489	39,027
Envestnet, Inc.*	928	37,519
Nimble Storage, Inc.*	1,331	37,348
Rovi Corp.*	2,323	37,052
Progress Software Corp.*	1,329	36,548
Acxiom Corp.*	2,054	36,109
NetScout Systems, Inc.*,1	981	35,973
Omnicell, Inc.*	953	35,938
MedAssets, Inc.*	1,586	34,987
Power Integrations, Inc.	773	34,924
Semtech Corp.*	1,745	34,638
QLogic Corp.*	2,293	32,538
Cray, Inc.*	1,073	31,664
InvenSense, Inc. — Class A*	2,035	30,729
Cabot Microelectronics Corp.*	649	30,574
Veeco Instruments, Inc.*	1,062	30,522
Insight Enterprises, Inc.*	1,019	30,478
ExlService Holdings, Inc.*	875	30,258
Bottomline Technologies de, Inc.*	1,076	29,924
AVG Technologies N.V.*	1,077	29,305
Super Micro Computer, Inc.*	969	28,663
SPS Commerce, Inc.*	434	28,557
Paycom Software, Inc.*	829	28,310
CSG Systems International, Inc.	861	27,259
Luxoft Holding, Inc.*	482	27,257
MTS Systems Corp.	391	26,959
BroadSoft, Inc.*	766	26,481
RealPage, Inc.*	1,386	26,431
Qualys, Inc.*	653	26,349
Unisys Corp.*	1,311	26,207
Monotype Imaging Holdings, Inc.	1,052	25,364
Sykes Enterprises, Inc.*	1,025	24,856
HubSpot, Inc.*	494	24,493
Constant Contact, Inc.*	845	24,302
Diodes, Inc.*	985	23,748
M/A-COM Technology Solutions Holdings, Inc.*	616	23,561
Inphi Corp.*	1,007	23,020
Ebix, Inc.	704	22,957
Callidus Software, Inc.*	1,452	22,622
Quality Systems, Inc.	1,312	21,740
Pegasystems, Inc.	940	21,517
Brooks Automation, Inc.	1,773	20,301
2U, Inc.*	629	20,248
Interactive Intelligence Group, Inc.*	454	20,189
Glu Mobile, Inc.*	3,162	19,636
Integrated Silicon Solution, Inc.	835	18,487
ManTech International Corp. — Class A	637	18,473
Lattice Semiconductor Corp.*	3,069	18,076
Photronics, Inc.*	1,746	16,604
MaxLinear, Inc. — Class A*	1,359	16,444
Micrel, Inc.	1,174	16,319
inContact, Inc.*	1,616	15,950
Computer Programs & Systems, Inc.	298	15,919
Cvent, Inc.*	614	15,829
Amkor Technology, Inc.*	2,599	15,542
Actua Corp.*	1,067	15,215
LivePerson, Inc.*	1,499	14,705
Applied Micro Circuits Corp.*	2,127	14,357
Epiq Systems, Inc.	850	14,348
FormFactor, Inc.*	1,513	13,920
Ultratech, Inc.*	725	13,456
PROS Holdings, Inc.*	628	13,257
Mercury Systems, Inc.*	899	13,161
Rally Software Development Corp.*	674	13,109
RealD, Inc.*	1,060	13,070
Tangoe, Inc.*	1,025	12,895
Globant S.A.*	401	12,202
Silver Spring Networks, Inc.*	958	11,889
Engility Holdings, Inc.	471	11,850
TeleTech Holdings, Inc.	427	11,563
PDF Solutions, Inc.*	709	11,344
Avid Technology, Inc.*	849	11,326
Sigma Designs, Inc.*	930	11,095
Xcerra Corp.*	1,433	10,848
SciQuest, Inc.*	725	10,737
CEVA, Inc.*	541	10,512
Nanometrics, Inc.*	630	10,156
Exar Corp.*	1,034	10,113
Rudolph Technologies, Inc.*	839	10,076
IXYS Corp.	652	9,976
Dot Hill Systems Corp.*	1,609	9,847
Quantum Corp.*	5,661	9,510
Immersion Corp.*	736	9,325
Benefitfocus, Inc.*	207	9,077

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Technology - 3.9% (continued)
Digimarc Corp.*	201	$9,073
Cohu, Inc.	681	9,010
Axcelis Technologies, Inc.*	2,983	8,830
Merge Healthcare, Inc.*	1,813	8,702
Barracuda Networks, Inc.*	213	8,439
KEYW Holding Corp.*	880	8,202
OPOWER, Inc.*	687	7,907
Eastman Kodak Co.*	461	7,745
Vocera Communications, Inc.*	676	7,740
Pericom Semiconductor Corp.	588	7,732
Press Ganey Holdings, Inc.*	269	7,712
Everyday Health, Inc.*	567	7,246
Castlight Health, Inc. — Class B*	887	7,220
Ciber, Inc.*	2,071	7,145
QAD, Inc. — Class A	269	7,110
Mattson Technology, Inc.*	1,967	6,590
Model N, Inc.*	550	6,551
InnerWorkings, Inc.*	976	6,510
Sapiens International Corporation N.V.	627	6,508
Jive Software, Inc.*	1,226	6,437
Digi International, Inc.*	655	6,255
American Software, Inc. — Class A	655	6,223
Seachange International, Inc.*	876	6,141
DSP Group, Inc.*	587	6,064
MobileIron, Inc.*	1,022	6,040
Kopin Corp.*	1,748	6,031
Silicon Graphics International Corp.*	915	5,920
Brightcove, Inc.*	855	5,865
Violin Memory, Inc.*	2,388	5,851
Carbonite, Inc.*	476	5,622
Cascade Microtech, Inc.*	358	5,451
New Relic, Inc.*	152	5,349
Varonis Systems, Inc.*	236	5,213
Ultra Clean Holdings, Inc.*	831	5,177
Hortonworks, Inc.*	199	5,039
Alpha & Omega Semiconductor Ltd.*	575	5,026
Datalink Corp.*	540	4,828
Guidance Software, Inc.*	500	4,235
EMCORE Corp.*	653	3,931
Digital Turbine, Inc.*	1,279	3,863
Imation Corp.*	923	3,747
Agilysys, Inc.*	403	3,700
Park City Group, Inc.*	280	3,469
Five9, Inc.*	623	3,258
Amber Road, Inc.*	464	3,257
ExOne Co.*	276	3,064
Workiva, Inc.*	193	2,669
Apigee Corp.*	135	1,341
Code Rebel Corp.*	28	906
Total Technology		5,442,634
Communications - 2.3%
Houghton Mifflin Harcourt Co.*	3,597	90,645
j2 Global, Inc.	1,266	86,012
Ciena Corp.*	3,093	73,242
Infinera Corp.*	3,406	71,458
ViaSat, Inc.*	1,123	67,671
GrubHub, Inc.*	1,975	67,288
Time, Inc.	2,878	66,223
Plantronics, Inc.	1,029	57,943
InterDigital, Inc.	948	53,931
DigitalGlobe, Inc.*	1,905	52,940
Meredith Corp.	966	50,378
New York Times Co. — Class A	3,613	49,318
Anixter International, Inc.*	750	48,863
Finisar Corp.*	2,730	48,785
Sinclair Broadcast Group, Inc. — Class A	1,741	48,592
comScore, Inc.*	904	48,146
Shutterfly, Inc.*	988	47,236
Nexstar Broadcasting Group, Inc. — Class A	822	46,032
WebMD Health Corp. — Class A*	993	43,970
NeuStar, Inc. — Class A*	1,455	42,501
LogMeIn, Inc.*	647	41,725
Media General, Inc.*	2,518	41,597
West Corp.	1,371	41,267
Cogent Communications Holdings, Inc.	1,210	40,946
Polycom, Inc.*	3,548	40,589
EW Scripps Co. — Class A	1,554	35,509
Orbitz Worldwide, Inc.*	2,935	33,518
Endurance International Group Holdings, Inc.*	1,540	31,817
Gogo, Inc.*	1,476	31,631
NIC, Inc.	1,722	31,478
Zendesk, Inc.*	1,412	31,360
Scholastic Corp.	701	30,935
Shutterstock, Inc.*	516	30,258
Consolidated Communications Holdings, Inc.	1,327	27,880
Web.com Group, Inc.*	1,151	27,877
Stamps.com, Inc.*	375	27,589
NETGEAR, Inc.*	911	27,348
Globalstar, Inc.*,1	12,510	26,396
RingCentral, Inc. — Class A*	1,408	26,034
Gray Television, Inc.*	1,659	26,013
Ubiquiti Networks, Inc.	805	25,692
Marketo, Inc.*	914	25,647
Vonage Holdings Corp.*	4,879	23,956
Gigamon, Inc.*	719	23,720
VASCO Data Security International, Inc.*,1	771	23,277
ADTRAN, Inc.	1,401	22,766
zulily, Inc. — Class A*	1,724	22,481
MDC Partners, Inc. — Class A	1,141	22,478
Loral Space & Communications, Inc.*	345	21,776
Shenandoah Telecommunications Co.	635	21,736
Cincinnati Bell, Inc.*	5,510	21,048
New Media Investment Group, Inc.	1,173	21,032
8x8, Inc.*	2,316	20,751
Ruckus Wireless, Inc.*	1,980	20,473
EarthLink Holdings Corp.	2,708	20,283
HealthStream, Inc.*	663	20,169

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Communications - 2.3% (continued)
Wayfair, Inc. — Class A*	527	$19,836
Ixia*	1,593	19,817
Iridium Communications, Inc.*	2,158	19,616
Atlantic Tele-Network, Inc.	270	18,652
Bankrate, Inc.*	1,754	18,400
RetailMeNot, Inc.*	1,010	18,008
Perficient, Inc.*	931	17,912
CalAmp Corp.*	952	17,384
Blucora, Inc.*	1,075	17,361
Coupons.com, Inc.*	1,604	17,307
Windstream Holdings, Inc.	2,649	16,901
Inteliquent, Inc.	882	16,229
Harmonic, Inc.*	2,326	15,887
Global Eagle Entertainment, Inc.*	1,218	15,858
Chegg, Inc.*,1	2,005	15,719
General Communication, Inc. — Class A*	919	15,632
TrueCar, Inc.*	1,285	15,407
GTT Communications, Inc.*	642	15,325
Textura Corp.*	520	14,471
Q2 Holdings, Inc.*	511	14,436
Pacific DataVision, Inc.*	342	14,408
Entravision Communications Corp. — Class A	1,675	13,785
FTD Companies, Inc.*	479	13,503
Internap Corp.*	1,444	13,357
World Wrestling Entertainment, Inc. — Class A1	791	13,052
Intralinks Holdings, Inc.*	1,056	12,577
Premiere Global Services, Inc.*	1,221	12,564
Comtech Telecommunications Corp.	427	12,405
Comverse, Inc.*	596	11,967
Wix.com Ltd.*	492	11,621
ShoreTel, Inc.*	1,696	11,499
XO Group, Inc.*	695	11,363
ePlus, Inc.*	148	11,344
Tribune Publishing Co.	691	10,738
Lands' End, Inc.*	432	10,727
ORBCOMM, Inc.*	1,571	10,604
Safeguard Scientifics, Inc.*	544	10,586
Lionbridge Technologies, Inc.*	1,691	10,433
DHI Group, Inc.*	1,168	10,384
Rubicon Project, Inc.*	675	10,098
FairPoint Communications, Inc.*	548	9,985
RigNet, Inc.*	318	9,721
Spok Holdings, Inc.	571	9,616
Blue Nile, Inc.*	312	9,482
Bazaarvoice, Inc.*	1,603	9,442
Sonus Networks, Inc.*	1,299	8,989
Calix, Inc.*	1,167	8,881
Lumos Networks Corp.	598	8,844
Straight Path Communications, Inc. — Class B*	246	8,066
Black Box Corp.	403	8,060
Boingo Wireless, Inc.*	963	7,954
IDT Corp. — Class B	439	7,937
Zix Corp.*	1,511	7,812
Entercom Communications Corp. — Class A*	667	7,618
Cumulus Media, Inc. — Class A*	3,747	7,606
Harte-Hanks, Inc.	1,267	7,551
Hawaiian Telcom Holdco, Inc.*	283	7,386
Etsy, Inc.*	525	7,376
Intelsat S.A.*	738	7,321
Overstock.com, Inc.*	316	7,123
Angie's List, Inc.*	1,151	7,090
Extreme Networks, Inc.*	2,629	7,072
Alliance Fiber Optic Products, Inc.	381	7,068
Yodlee, Inc.*	477	6,888
1-800-Flowers.com, Inc. — Class A*	657	6,872
ChannelAdvisor Corp.*	569	6,800
NeoPhotonics Corp.*	734	6,701
Box, Inc. — Class A*	340	6,338
Limelight Networks, Inc.*	1,599	6,300
Liquidity Services, Inc.*	633	6,096
United Online, Inc.*	385	6,033
QuinStreet, Inc.*	935	6,031
Telenav, Inc.*	742	5,973
Oclaro, Inc.*	2,570	5,808
A10 Networks, Inc.*	891	5,738
Rocket Fuel, Inc.*	694	5,691
KVH Industries, Inc.*	422	5,676
Daily Journal Corp.*	28	5,502
Journal Media Group, Inc.	640	5,305
Marin Software, Inc.*	786	5,298
TubeMogul, Inc.*	366	5,230
Millennial Media, Inc.*	3,138	5,084
Martha Stewart Living Omnimedia, Inc. — Class A*	810	5,054
VirnetX Holding Corp.*,1	1,189	4,994
Reis, Inc.	224	4,968
Clearfield, Inc.*	297	4,725
HC2 Holdings, Inc.*	517	4,627
TechTarget, Inc.*	514	4,590
TeleCommunication Systems, Inc. — Class A*	1,319	4,366
Aerohive Networks, Inc.*	613	4,279
Marchex, Inc. — Class B	856	4,237
Central European Media Enterprises Ltd. — Class A*	1,936	4,220
Crown Media Holdings, Inc. — Class A*	909	4,109
Sizmek, Inc.*	565	4,012
Cyan, Inc.*	755	3,956
Saga Communications, Inc. — Class A	96	3,634
EVINE Live, Inc.*	1,311	3,527
ModusLink Global Solutions, Inc.*	992	3,373
RealNetworks, Inc.*	609	3,295
Novatel Wireless, Inc.*	990	3,218
Hemisphere Media Group, Inc.*	266	3,165
Preformed Line Products Co.	70	2,640
Townsquare Media, Inc. — Class A*	180	2,444

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Communications - 2.3% (continued)
NTELOS Holdings Corp.	456	$2,107
Corindus Vascular Robotics, Inc.*	591	2,074
Travelzoo, Inc.*	183	2,064
Connecture, Inc.*	175	1,848
MaxPoint Interactive, Inc.*	180	1,454
Total Communications		3,141,743
Energy - 1.3%
SemGroup Corp. — Class A	1,153	91,641
Western Refining, Inc.	1,868	81,482
Carrizo Oil & Gas, Inc.*	1,352	66,572
Exterran Holdings, Inc.	1,824	59,553
Oasis Petroleum, Inc.*	3,657	57,963
PDC Energy, Inc.*	1,053	56,483
Delek US Holdings, Inc.	1,507	55,488
Oil States International, Inc.*	1,355	50,446
Ultra Petroleum Corp.*	4,025	50,393
Bristow Group, Inc.	916	48,823
Matador Resources Co.*	1,922	48,049
Rosetta Resources, Inc.*	1,989	46,025
Atwood Oceanics, Inc.	1,699	44,922
MRC Global, Inc.*	2,706	41,781
RSP Permian, Inc.*	1,438	40,422
Pattern Energy Group, Inc.	1,358	38,540
Parsley Energy, Inc. — Class A*	2,193	38,202
Unit Corp.*	1,324	35,907
Helix Energy Solutions Group, Inc.*	2,783	35,149
SEACOR Holdings, Inc.*	479	33,980
McDermott International, Inc.*	6,270	33,482
Forum Energy Technologies, Inc.*	1,559	31,616
Synergy Resources Corp.*	2,734	31,249
Green Plains, Inc.	997	27,467
Bonanza Creek Energy, Inc.*	1,306	23,835
SunCoke Energy, Inc.	1,714	22,281
CARBO Ceramics, Inc.	515	21,439
Thermon Group Holdings, Inc.*	843	20,291
Primoris Services Corp.	1,019	20,176
C&J Energy Services Ltd.*	1,482	19,562
Stone Energy Corp.*	1,503	18,923
Newpark Resources, Inc.*	2,210	17,967
Flotek Industries, Inc.*	1,405	17,605
Peabody Energy Corp.	7,298	15,983
Alon USA Energy, Inc.	821	15,517
Callon Petroleum Co.*	1,731	14,402
FMSA Holdings, Inc.*	1,681	13,767
Sanchez Energy Corp.*,1	1,385	13,573
TETRA Technologies, Inc.*	2,092	13,347
Renewable Energy Group, Inc.*	1,154	13,340
Matrix Service Co.*	702	12,833
Bill Barrett Corp.*	1,315	11,296
Halcon Resources Corp.*,1	9,649	11,193
Plug Power, Inc.*	4,557	11,165
Tesco Corp.	1,024	11,162
REX American Resources Corp.*	174	11,073
Northern Oil and Gas, Inc.*	1,619	10,961
Pioneer Energy Services Corp.*	1,693	10,734
Parker Drilling Co.*	3,213	10,667
Clean Energy Fuels Corp.*,1	1,871	10,515
Magnum Hunter Resources Corp.*,1	5,473	10,235
Clayton Williams Energy, Inc.*	155	10,191
SandRidge Energy, Inc.*	11,376	9,977
PHI, Inc.*	330	9,907
Westmoreland Coal Co.*	470	9,767
Panhandle Oil and Gas, Inc. — Class A	434	8,979
Basic Energy Services, Inc.*	1,120	8,456
FutureFuel Corp.	641	8,250
Penn Virginia Corp.*	1,883	8,248
Trecora Resources*	531	8,018
Geospace Technologies Corp.*	346	7,976
Par Petroleum Corp.*	420	7,862
Gulfmark Offshore, Inc. — Class A	673	7,807
Natural Gas Services Group, Inc.*	335	7,645
Cloud Peak Energy, Inc.*	1,604	7,475
Abraxas Petroleum Corp.*	2,468	7,281
Rex Energy Corp.*	1,263	7,060
Jones Energy, Inc. — Class A*	761	6,887
Pacific Ethanol, Inc.*	648	6,687
Eclipse Resources Corp.*,1	1,262	6,638
Vivint Solar, Inc.*	543	6,608
Solazyme, Inc.*,1	2,104	6,607
Gastar Exploration, Inc.*	2,132	6,588
Energy XXI Ltd.[1]	2,482	6,528
Approach Resources, Inc.*,1	950	6,508
FuelCell Energy, Inc.*,1	6,587	6,435
Seventy Seven Energy, Inc.*	1,477	6,336
Key Energy Services, Inc.*	3,496	6,293
Triangle Petroleum Corp.*,1	1,225	6,150
Contango Oil & Gas Co.*	457	5,607
Enphase Energy, Inc.*	724	5,510
W&T Offshore, Inc.	920	5,042
EXCO Resources, Inc.[1]	4,149	4,896
Evolution Petroleum Corp.	647	4,264
ION Geophysical Corp.*	3,707	3,966
Independence Contract Drilling, Inc.*	435	3,858
TransAtlantic Petroleum Ltd.*	678	3,465
Isramco, Inc.*	23	3,174
Adams Resources & Energy, Inc.	56	2,498
Hallador Energy Co.	286	2,385
North Atlantic Drilling Ltd.	1,879	2,236
Erin Energy Corp.*	364	1,423
Earthstone Energy, Inc.*	34	664
Total Energy		1,811,629
Utilities - 1.1%
Dynegy, Inc.*	3,368	98,514
Cleco Corp.	1,589	85,568
IDACORP, Inc.	1,323	74,273
Piedmont Natural Gas Company, Inc.	2,070	73,092
WGL Holdings, Inc.	1,306	70,903
Portland General Electric Co.	2,058	68,243
UIL Holdings Corp.	1,488	68,180
Southwest Gas Corp.	1,230	65,448

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 35.5% (continued)
Utilities - 1.1% (continued)
New Jersey Resources Corp.	2,249	$61,960
NorthWestern Corp.	1,236	60,255
ALLETE, Inc.	1,281	59,426
Laclede Group, Inc.	1,138	59,244
ONE Gas, Inc.	1,382	58,818
PNM Resources, Inc.	2,093	51,488
Black Hills Corp.	1,177	51,376
Avista Corp.	1,636	50,143
South Jersey Industries, Inc.	1,798	44,465
Abengoa Yield plc	1,289	40,371
Talen Energy Corp.*	2,192	37,615
American States Water Co.	993	37,128
Ormat Technologies, Inc.	978	36,851
El Paso Electric Co.	1,062	36,809
MGE Energy, Inc.	911	35,283
Northwest Natural Gas Co.	718	30,285
California Water Service Group	1,258	28,745
Otter Tail Corp.	985	26,201
Empire District Electric Co.	1,145	24,961
Chesapeake Utilities Corp.	400	21,540
NRG Yield, Inc. — Class A	907	19,945
NRG Yield, Inc. — Class C	909	19,898
SJW Corp.	416	12,767
Unitil Corp.	367	12,118
Connecticut Water Service, Inc.	293	10,009
Atlantic Power Corp.	3,203	9,865
Middlesex Water Co.	424	9,565
PICO Holdings, Inc.*	604	8,891
York Water Co.	338	7,051
EnerNOC, Inc.*	711	6,897
Consolidated Water Company Ltd.	387	4,876
Artesian Resources Corp. — Class A	206	4,345
Ameresco, Inc. — Class A*	527	4,032
Genie Energy Ltd. — Class B*	329	3,445
Spark Energy, Inc. — Class A	79	1,245
Total Utilities		1,592,134
Basic Materials - 1.1%
PolyOne Corp.	2,344	91,815
Sensient Technologies Corp.	1,228	83,921
Axiall Corp.	1,846	66,548
Minerals Technologies, Inc.	913	62,202
Olin Corp.	2,036	54,870
HB Fuller Co.	1,325	53,822
Carpenter Technology Corp.	1,324	51,212
Chemtura Corp.*	1,765	49,967
Commercial Metals Co.	3,041	48,899
Balchem Corp.	817	45,523
US Silica Holdings, Inc.[1]	1,403	41,193
Worthington Industries, Inc.	1,261	37,906
Kaiser Aluminum Corp.	450	37,386
Stillwater Mining Co.*	3,171	36,752
A. Schulman, Inc.	770	33,664
Ferro Corp.*	1,917	32,167
Schweitzer-Mauduit International, Inc.	801	31,944
Quaker Chemical Corp.	351	31,183
Globe Specialty Metals, Inc.	1,708	30,232
Innophos Holdings, Inc.	549	28,899
Innospec, Inc.	637	28,690
Clearwater Paper Corp.*	500	28,650
Stepan Co.	507	27,434
Calgon Carbon Corp.	1,385	26,841
OM Group, Inc.	797	26,779
Neenah Paper, Inc.	439	25,883
Hecla Mining Co.	9,731	25,593
PH Glatfelter Co.	1,136	24,981
Tronox Ltd. — Class A	1,671	24,447
Coeur Mining, Inc.*	3,572	20,396
Kraton Performance Polymers, Inc.*	823	19,653
Deltic Timber Corp.	289	19,548
Aceto Corp.	765	18,842
Materion Corp.	529	18,647
AK Steel Holding Corp.*,1	4,672	18,081
Intrepid Potash, Inc.*	1,476	17,624
Horsehead Holding Corp.*	1,489	17,451
Cliffs Natural Resources, Inc.[1]	4,027	17,437
Rayonier Advanced Materials, Inc.	1,068	17,366
Century Aluminum Co.*	1,295	13,507
Koppers Holdings, Inc.	539	13,324
Schnitzer Steel Industries, Inc. — Class A	696	12,159
Hawkins, Inc.	279	11,269
American Vanguard Corp.	765	10,557
Landec Corp.*	708	10,216
OMNOVA Solutions, Inc.*	1,231	9,220
Veritiv Corp.*	214	7,802
KMG Chemicals, Inc.	254	6,462
Rentech, Inc.*	6,030	6,452
Ring Energy, Inc.*	544	6,087
Kronos Worldwide, Inc.	550	6,028
Orchids Paper Products Co.	242	5,825
Energy Fuels, Inc.*	1,148	5,109
Oil-Dri Corporation of America	129	3,919
Uranium Energy Corp.*	2,417	3,843
United States Lime & Minerals, Inc.	52	3,022
Valhi, Inc.	501	2,836
Ryerson Holding Corp.*	288	2,621
Total Basic Materials		1,514,706
Diversified - 0.1%
HRG Group, Inc.*	2,066	26,858
National Bank Holdings Corp. — Class A	974	20,288
Tiptree Financial, Inc. — Class A	787	5,706
Resource America, Inc. — Class A	419	3,524
Total Diversified		56,376
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	790	25,422
	–	–
Total Common Stocks
(Cost $42,738,048)		49,682,965

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	39	$18
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	–
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Total Warrants
(Cost $220)		18

RIGHTS - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15†††,*	1,031	2,598
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††,*	140	1,368
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††,*	110	66
BioScrip, Inc.
Expires 07/31/15††,*	1,500	–
Total Rights
(Cost $1,595)		4,032

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Farmer Mac[2]
0.08% due 09/28/15	$2,500,000	2,499,623
Total Federal Agency Discount Notes
(Cost $2,499,475)		2,499,623

CORPORATE BONDS††- 0.0%
Financial - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	200	197
Total Corporate Bonds
(Cost $–)		197

REPURCHASE AGREEMENTS††,[3] - 36.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	18,246,317	18,246,317
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	17,917,121	17,917,121
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	14,930,933	14,930,933
Total Repurchase Agreements
(Cost $51,094,371)		51,094,371

SECURITIES LENDING COLLATERAL††,[4] - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	258,359	258,359
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	41,337	41,337
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	16,793	16,793
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	6,459	6,459
Total Securities Lending Collateral
(Cost $322,948)		322,948
Total Investments - 73.9%
(Cost $96,656,657)		$103,604,154
Other Assets & Liabilities, net - 26.1%		36,623,072
Total Net Assets - 100.0%		$140,227,226

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $39,945,600)	320	$(490,392)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $23,443,055)	18,695	$(542,714)
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $58,031,073)	46,279	(1,190,147)
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[5] (Notional Value $107,982,362)	86,114	(1,980,681)
(Total Notional Value $189,456,490)		$(3,713,542)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 63.4%
Consumer, Non-cyclical - 15.2%
Johnson & Johnson	19,023	$1,853,982
Procter & Gamble Co.	18,611	1,456,124
Pfizer, Inc.	42,242	1,416,374
Gilead Sciences, Inc.	10,082	1,180,400
Merck & Company, Inc.	19,381	1,103,360
Coca-Cola Co.	26,911	1,055,718
PepsiCo, Inc.	10,126	945,160
Philip Morris International, Inc.	10,627	851,967
Allergan plc*	2,692	816,915
Amgen, Inc.	5,216	800,760
UnitedHealth Group, Inc.	6,530	796,660
AbbVie, Inc.	11,796	792,573
Bristol-Myers Squibb Co.	11,436	760,951
Medtronic plc	9,776	724,401
Altria Group, Inc.	13,491	659,845
Biogen, Inc.*	1,614	651,959
Celgene Corp.*	5,441	629,714
MasterCard, Inc. — Class A	6,649	621,549
Eli Lilly & Co.	6,699	559,300
Abbott Laboratories	10,213	501,254
Mondelez International, Inc. — Class A	11,159	459,082
Express Scripts Holding Co.*	5,003	444,967
Colgate-Palmolive Co.	5,833	381,536
Danaher Corp.	4,225	361,618
McKesson Corp.	1,588	356,998
Kraft Foods Group, Inc.	4,063	345,924
Aetna, Inc.	2,396	305,394
Anthem, Inc.	1,815	297,914
Cigna Corp.	1,766	286,092
Alexion Pharmaceuticals, Inc.*	1,536	277,663
Kimberly-Clark Corp.	2,498	264,713
Regeneron Pharmaceuticals, Inc.*	517	263,737
Baxter International, Inc.	3,734	261,119
Automatic Data Processing, Inc.	3,221	258,421
Kroger Co.	3,363	243,851
General Mills, Inc.	4,089	227,839
Reynolds American, Inc.	2,852	212,930
Vertex Pharmaceuticals, Inc.*	1,672	206,459
Archer-Daniels-Midland Co.	4,256	205,224
Becton Dickinson and Co.	1,436	203,409
Humana, Inc.	1,028	196,636
Stryker Corp.	2,051	196,014
Mylan N.V.*	2,824	191,637
Cardinal Health, Inc.	2,270	189,886
McGraw Hill Financial, Inc.	1,878	188,645
Perrigo Company plc	1,003	185,384
HCA Holdings, Inc.*	1,990	180,533
Zoetis, Inc.	3,430	165,395
Boston Scientific Corp.*	9,197	162,787
AmerisourceBergen Corp. — Class A	1,432	152,279
Sysco Corp.	4,073	147,035
St. Jude Medical, Inc.	1,922	140,441
Constellation Brands, Inc. — Class A	1,162	134,816
Monster Beverage Corp.*	1,004	134,556
Estee Lauder Companies, Inc. — Class A	1,532	132,763
Moody's Corp.	1,220	131,711
ConAgra Foods, Inc.	2,930	128,100
Zimmer Biomet Holdings, Inc.	1,169	127,690
Mead Johnson Nutrition Co. — Class A	1,389	125,316
Intuitive Surgical, Inc.*	253	122,579
Endo International plc*	1,391	110,793
Kellogg Co.	1,719	107,781
Brown-Forman Corp. — Class B	1,069	107,092
Hospira, Inc.*	1,185	105,121
Edwards Lifesciences Corp.*	738	105,113
Whole Foods Market, Inc.	2,458	96,944
Dr Pepper Snapple Group, Inc.	1,315	95,864
Mallinckrodt plc*	802	94,411
DaVita HealthCare Partners, Inc.*	1,180	93,775
Clorox Co.	900	93,618
Hershey Co.	1,007	89,451
Universal Health Services, Inc. — Class B	625	88,813
CR Bard, Inc.	509	86,886
Tyson Foods, Inc. — Class A	2,001	85,303
Laboratory Corporation of America Holdings*	689	83,521
Henry Schein, Inc.*	574	81,577
Equifax, Inc.	816	79,225
Molson Coors Brewing Co. — Class B	1,095	76,442
JM Smucker Co.	665	72,093
Western Union Co.	3,542	72,009
Quest Diagnostics, Inc.	985	71,432
McCormick & Company, Inc.	877	70,993
Coca-Cola Enterprises, Inc.	1,470	63,857
Keurig Green Mountain, Inc.	792	60,691
United Rentals, Inc.*	665	58,267
Campbell Soup Co.	1,219	58,085
Varian Medical Systems, Inc.*	685	57,766
H&R Block, Inc.	1,888	55,979
Cintas Corp.	651	55,069
Hormel Foods Corp.	925	52,142
Robert Half International, Inc.	927	51,449
DENTSPLY International, Inc.	959	49,437
Total System Services, Inc.	1,125	46,991
Quanta Services, Inc.*	1,453	41,875
ADT Corp.	1,175	39,445
Tenet Healthcare Corp.*	681	39,416
Avery Dennison Corp.	624	38,027
Patterson Companies, Inc.	588	28,606
Total Consumer, Non-cyclical		29,943,418
Financial - 10.8%
Wells Fargo & Co.	32,145	1,807,834
JPMorgan Chase & Co.	25,458	1,725,034
Berkshire Hathaway, Inc. — Class B*	12,511	1,702,872
Bank of America Corp.	72,045	1,226,206
Citigroup, Inc.	20,814	1,149,765
Visa, Inc. — Class A	13,261	890,476

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 63.4% (continued)
Financial - 10.8% (continued)
Goldman Sachs Group, Inc.	2,756	$575,425
American International Group, Inc.	9,147	565,468
U.S. Bancorp	12,163	527,874
American Express Co.	5,993	465,776
MetLife, Inc.	7,655	428,603
Morgan Stanley	10,541	408,885
Simon Property Group, Inc.	2,135	369,397
PNC Financial Services Group, Inc.	3,553	339,844
Capital One Financial Corp.	3,749	329,800
Bank of New York Mellon Corp.	7,694	322,917
BlackRock, Inc. — Class A	871	301,349
Prudential Financial, Inc.	3,108	272,013
American Tower Corp. — Class A	2,902	270,727
Charles Schwab Corp.	7,930	258,914
ACE Ltd.	2,240	227,763
State Street Corp.	2,824	217,448
Travelers Companies, Inc.	2,186	211,299
Marsh & McLennan Companies, Inc.	3,694	209,450
CME Group, Inc. — Class A	2,177	202,592
BB&T Corp.	5,014	202,115
Aon plc	1,933	192,681
Crown Castle International Corp.	2,315	185,895
Aflac, Inc.	2,976	185,107
Public Storage	996	183,633
Allstate Corp.	2,806	182,025
Equity Residential	2,497	175,215
Discover Financial Services	3,037	174,992
Intercontinental Exchange, Inc.	766	171,285
Health Care REIT, Inc.	2,408	158,038
Ameriprise Financial, Inc.	1,244	155,413
SunTrust Banks, Inc.	3,541	152,334
Chubb Corp.	1,576	149,941
AvalonBay Communities, Inc.	907	145,002
Ventas, Inc.	2,270	140,944
T. Rowe Price Group, Inc.	1,802	140,069
Prologis, Inc.	3,595	133,375
Franklin Resources, Inc.	2,676	131,204
Boston Properties, Inc.	1,052	127,334
Alliance Data Systems Corp.*	426	124,366
Hartford Financial Services Group, Inc.	2,881	119,763
Fifth Third Bancorp	5,556	115,676
HCP, Inc.	3,167	115,500
Northern Trust Corp.	1,505	115,072
Vornado Realty Trust	1,201	114,011
M&T Bank Corp.	912	113,936
Weyerhaeuser Co.	3,552	111,888
Invesco Ltd.	2,955	110,783
General Growth Properties, Inc.	4,316	110,749
Host Hotels & Resorts, Inc.	5,198	103,076
Lincoln National Corp.	1,736	102,806
Progressive Corp.	3,663	101,941
Equinix, Inc.	390	99,060
Principal Financial Group, Inc.	1,880	96,425
Regions Financial Corp.	9,195	95,260
Essex Property Trust, Inc.	448	95,200
KeyCorp	5,819	87,401
Affiliated Managers Group, Inc.*	375	81,975
Loews Corp.	2,038	78,483
XL Group plc — Class A	2,104	78,269
SL Green Realty Corp.	683	75,055
Macerich Co.	966	72,064
CBRE Group, Inc. — Class A*	1,919	71,003
Realty Income Corp.	1,595	70,802
Kimco Realty Corp.	2,832	63,833
Huntington Bancshares, Inc.	5,547	62,737
Comerica, Inc.	1,221	62,662
Unum Group	1,712	61,204
E*TRADE Financial Corp.*	1,989	59,571
Cincinnati Financial Corp.	1,015	50,933
Torchmark Corp.	865	50,360
Plum Creek Timber Company, Inc.	1,205	48,887
Navient Corp.	2,669	48,602
Zions Bancorporation	1,394	44,239
Iron Mountain, Inc.	1,286	39,866
NASDAQ OMX Group, Inc.	812	39,634
Apartment Investment & Management Co. — Class A	1,072	39,589
Legg Mason, Inc.	669	34,474
People's United Financial, Inc.	2,121	34,382
Hudson City Bancorp, Inc.	3,306	32,663
Assurant, Inc.	472	31,624
Genworth Financial, Inc. — Class A*	3,412	25,829
Total Financial		21,385,986
Technology - 8.5%
Apple, Inc.	39,521	4,956,920
Microsoft Corp.	55,495	2,450,104
International Business Machines Corp.	6,282	1,021,830
Intel Corp.	32,544	989,825
Oracle Corp.	21,870	881,361
QUALCOMM, Inc.	11,179	700,140
Accenture plc — Class A	4,296	415,767
Hewlett-Packard Co.	12,392	371,884
Texas Instruments, Inc.	7,137	367,627
EMC Corp.	13,323	351,593
Salesforce.com, Inc.*	4,182	291,193
Adobe Systems, Inc.*	3,260	264,093
Cognizant Technology Solutions Corp. — Class A*	4,188	255,845
Avago Technologies Ltd.	1,760	233,957
Broadcom Corp. — Class A	3,731	192,109
Intuit, Inc.	1,891	190,556
Applied Materials, Inc.	8,449	162,390
Cerner Corp.*	2,101	145,095
Electronic Arts, Inc.*	2,133	141,845
Micron Technology, Inc.*	7,390	139,228
Analog Devices, Inc.	2,151	138,062
Skyworks Solutions, Inc.	1,311	136,475
Fiserv, Inc.*	1,624	134,516
Fidelity National Information Services, Inc.	1,945	120,201
Western Digital Corp.	1,489	116,767
Altera Corp.	2,065	105,728

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 63.4% (continued)
Technology - 8.5% (continued)
Paychex, Inc.	2,243	$105,152
Seagate Technology plc	2,177	103,408
Red Hat, Inc.*	1,258	95,520
Lam Research Corp.	1,086	88,346
Akamai Technologies, Inc.*	1,225	85,530
SanDisk Corp.	1,426	83,022
Qorvo, Inc.*	1,025	82,277
Xilinx, Inc.	1,774	78,340
Autodesk, Inc.*	1,562	78,217
Citrix Systems, Inc.*	1,100	77,176
Xerox Corp.	7,119	75,746
Linear Technology Corp.	1,637	72,405
NVIDIA Corp.	3,506	70,506
NetApp, Inc.	2,139	67,507
Microchip Technology, Inc.	1,388	65,826
CA, Inc.	2,172	63,618
Computer Sciences Corp.	944	61,964
KLA-Tencor Corp.	1,097	61,662
Teradata Corp.*	974	36,038
Dun & Bradstreet Corp.	247	30,134
Pitney Bowes, Inc.	1,384	28,801
Total Technology		16,786,306
Communications - 7.5%
Verizon Communications, Inc.	27,979	1,304,101
AT&T, Inc.	35,624	1,265,364
Facebook, Inc. — Class A*	14,449	1,239,218
Walt Disney Co.	10,709	1,222,325
Amazon.com, Inc.*	2,620	1,137,316
Google, Inc. — Class A*	1,963	1,060,099
Comcast Corp. — Class A	17,243	1,036,994
Google, Inc. — Class C*	1,969	1,024,884
Cisco Systems, Inc.	34,890	958,079
Time Warner, Inc.	5,657	494,478
eBay, Inc.*	7,584	456,860
Priceline Group, Inc.*	356	409,888
Twenty-First Century Fox, Inc. — Class A	12,138	395,031
Time Warner Cable, Inc.	1,939	345,472
DIRECTV*	3,449	320,033
Netflix, Inc.*	416	273,287
Yahoo!, Inc.*	5,987	235,229
CBS Corp. — Class B	3,106	172,383
Viacom, Inc. — Class B	2,451	158,433
Omnicom Group, Inc.	1,676	116,465
CenturyLink, Inc.	3,867	113,612
Nielsen N.V.	2,532	113,358
Symantec Corp.	4,670	108,577
Level 3 Communications, Inc.*	2,018	106,288
Expedia, Inc.	684	74,795
Motorola Solutions, Inc.	1,273	72,994
TripAdvisor, Inc.*	768	66,924
Juniper Networks, Inc.	2,411	62,614
F5 Networks, Inc.*	493	59,333
Discovery Communications, Inc. — Class C*	1,791	55,665
Interpublic Group of Companies, Inc.	2,833	54,592
News Corp. — Class A*	3,435	50,117
TEGNA, Inc.	1,556	49,901
VeriSign, Inc.*	719	44,377
Scripps Networks Interactive, Inc. — Class A	652	42,621
Cablevision Systems Corp. — Class A	1,512	36,197
Discovery Communications, Inc. — Class A*	1,023	34,025
Frontier Communications Corp.	5,414	26,799
Total Communications		14,798,728
Consumer, Cyclical - 6.5%
Home Depot, Inc.	8,911	990,279
CVS Health Corp.	7,740	811,771
Wal-Mart Stores, Inc.	10,826	767,887
McDonald's Corp.	6,575	625,084
Starbucks Corp.	10,294	551,913
NIKE, Inc. — Class B	4,777	516,012
Walgreens Boots Alliance, Inc.	5,986	505,458
Lowe's Companies, Inc.	6,398	428,474
Ford Motor Co.	27,271	409,338
Costco Wholesale Corp.	3,015	407,206
Target Corp.	4,380	357,539
TJX Companies, Inc.	4,668	308,881
General Motors Co.	9,261	308,669
Yum! Brands, Inc.	2,966	267,177
Delta Air Lines, Inc.	5,634	231,444
Johnson Controls, Inc.	4,492	222,489
American Airlines Group, Inc.	4,753	189,811
Delphi Automotive plc	1,981	168,563
VF Corp.	2,332	162,634
Dollar General Corp.	2,038	158,434
O'Reilly Automotive, Inc.*	693	156,604
Macy's, Inc.	2,308	155,721
PACCAR, Inc.	2,434	155,314
Carnival Corp.	3,094	152,813
Southwest Airlines Co.	4,585	151,718
AutoZone, Inc.*	218	145,384
L Brands, Inc.	1,682	144,198
Ross Stores, Inc.	2,839	138,004
Chipotle Mexican Grill, Inc. — Class A*	213	128,863
Dollar Tree, Inc.*	1,414	111,692
Marriott International, Inc. — Class A	1,415	105,262
WW Grainger, Inc.	409	96,790
Under Armour, Inc. — Class A*	1,153	96,206
Starwood Hotels & Resorts Worldwide, Inc.	1,172	95,037
CarMax, Inc.*	1,435	95,011
Genuine Parts Co.	1,044	93,469
Whirlpool Corp.	540	93,447
Hanesbrands, Inc.	2,747	91,530
Royal Caribbean Cruises Ltd.	1,131	88,998
BorgWarner, Inc.	1,552	88,216
Kohl's Corp.	1,357	84,962
Tractor Supply Co.	936	84,184
Mohawk Industries, Inc.*	426	81,323
Bed Bath & Beyond, Inc.*	1,175	81,052
Harley-Davidson, Inc.	1,434	80,806
Fastenal Co.	1,865	78,666

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 63.4% (continued)
Consumer, Cyclical - 6.5% (continued)
Newell Rubbermaid, Inc.	1,843	$75,766
Nordstrom, Inc.	967	72,042
Tiffany & Co.	771	70,778
The Gap, Inc.	1,804	68,859
Wyndham Worldwide Corp.	824	67,494
Staples, Inc.	4,395	67,287
Coach, Inc.	1,895	65,586
Best Buy Company, Inc.	2,009	65,513
PVH Corp.	567	65,318
DR Horton, Inc.	2,289	62,627
Lennar Corp. — Class A	1,225	62,524
Darden Restaurants, Inc.	863	61,342
Mattel, Inc.	2,321	59,626
Hasbro, Inc.	769	57,514
Michael Kors Holdings Ltd.*	1,363	57,369
Goodyear Tire & Rubber Co.	1,851	55,808
Harman International Industries, Inc.	469	55,783
Wynn Resorts Ltd.	559	55,157
Ralph Lauren Corp. — Class A	415	54,929
Family Dollar Stores, Inc.	660	52,015
Leggett & Platt, Inc.	945	46,003
PulteGroup, Inc.	2,251	45,358
AutoNation, Inc.*	516	32,498
GameStop Corp. — Class A	732	31,447
Urban Outfitters, Inc.*	668	23,380
Fossil Group, Inc.*	295	20,461
Total Consumer, Cyclical		12,716,817
Industrial - 6.3%
General Electric Co.	69,122	1,836,571
3M Co.	4,352	671,513
United Technologies Corp.	5,679	629,971
Boeing Co.	4,412	612,032
Union Pacific Corp.	6,007	572,887
Honeywell International, Inc.	5,363	546,865
United Parcel Service, Inc. — Class B	4,761	461,389
Thermo Fisher Scientific, Inc.	2,731	354,375
Caterpillar, Inc.	4,141	351,239
Lockheed Martin Corp.	1,835	341,127
FedEx Corp.	1,808	308,083
General Dynamics Corp.	2,142	303,500
Emerson Electric Co.	4,585	254,147
Deere & Co.	2,290	222,245
CSX Corp.	6,778	221,302
Eaton Corporation plc	3,204	216,237
Illinois Tool Works, Inc.	2,321	213,045
Northrop Grumman Corp.	1,329	210,819
Raytheon Co.	2,093	200,258
Precision Castparts Corp.	948	189,477
Norfolk Southern Corp.	2,091	182,670
TE Connectivity Ltd.	2,789	179,333
Corning, Inc.	8,634	170,349
Cummins, Inc.	1,150	150,869
Waste Management, Inc.	2,921	135,388
Amphenol Corp. — Class A	2,119	122,838
Ingersoll-Rand plc	1,816	122,435
Roper Technologies, Inc.	690	118,997
Rockwell Automation, Inc.	923	115,043
Tyco International plc	2,888	111,130
Stanley Black & Decker, Inc.	1,055	111,028
Parker-Hannifin Corp.	951	110,630
MeadWestvaco Corp.	2,291	108,112
Pall Corp.	733	91,222
AMETEK, Inc.	1,657	90,770
Agilent Technologies, Inc.	2,286	88,194
Textron, Inc.	1,905	85,020
Pentair plc	1,232	84,700
Rockwell Collins, Inc.	907	83,761
Stericycle, Inc.*	583	78,070
Dover Corp.	1,100	77,198
Vulcan Materials Co.	910	76,377
Sealed Air Corp.	1,442	74,090
Waters Corp.*	567	72,791
Kansas City Southern	758	69,130
Republic Services, Inc. — Class A	1,711	67,020
Ball Corp.	946	66,362
Harris Corp.	845	64,989
L-3 Communications Holdings, Inc.	565	64,060
Snap-on, Inc.	400	63,700
Masco Corp.	2,385	63,608
CH Robinson Worldwide, Inc.	1,000	62,390
Expeditors International of Washington, Inc.	1,312	60,490
Martin Marietta Materials, Inc.	426	60,283
Fluor Corp.	1,011	53,594
J.B. Hunt Transport Services, Inc.	631	51,799
Flowserve Corp.	924	48,658
Xylem, Inc.	1,244	46,115
PerkinElmer, Inc.	777	40,901
Allegion plc	656	39,452
Garmin Ltd.	827	36,330
Jacobs Engineering Group, Inc.*	862	35,014
Ryder System, Inc.	366	31,977
FLIR Systems, Inc.	961	29,618
Owens-Illinois, Inc.*	1,106	25,372
Joy Global, Inc.	669	24,218
Total Industrial		12,463,177
Energy - 5.0%
Exxon Mobil Corp.	28,683	2,386,426
Chevron Corp.	12,900	1,244,463
Schlumberger Ltd.	8,710	750,715
ConocoPhillips	8,458	519,407
Kinder Morgan, Inc.	11,899	456,803
Occidental Petroleum Corp.	5,269	409,770
EOG Resources, Inc.	3,766	329,713
Phillips 66	3,720	299,684
Anadarko Petroleum Corp.	3,484	271,961
Williams Companies, Inc.	4,624	265,371
Halliburton Co.	5,837	251,400
Valero Energy Corp.	3,489	218,411
Marathon Petroleum Corp.	3,727	194,959
Baker Hughes, Inc.	2,982	183,989
Devon Energy Corp.	2,651	157,708
Spectra Energy Corp.	4,605	150,123
Apache Corp.	2,587	149,089
Pioneer Natural Resources Co.	1,024	142,019

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 63.4% (continued)
Energy - 5.0% (continued)
National Oilwell Varco, Inc.	2,661	$128,473
Marathon Oil Corp.	4,630	122,880
Noble Energy, Inc.	2,655	113,315
Hess Corp.	1,676	112,091
Cabot Oil & Gas Corp. — Class A	2,837	89,479
Equities Corp.	1,045	85,000
Tesoro Corp.	864	72,930
Cimarex Energy Co.	643	70,929
Cameron International Corp.*	1,313	68,762
FMC Technologies, Inc.*	1,584	65,720
Southwestern Energy Co.*	2,655	60,348
ONEOK, Inc.	1,432	56,535
Range Resources Corp.	1,142	56,392
Helmerich & Payne, Inc.	739	52,041
Murphy Oil Corp.	1,148	47,722
Newfield Exploration Co.*	1,117	40,346
Chesapeake Energy Corp.	3,549	39,642
Transocean Ltd.[1]	2,343	37,769
Ensco plc — Class A	1,603	35,699
CONSOL Energy, Inc.	1,570	34,132
Noble Corporation plc	1,660	25,547
First Solar, Inc.*	519	24,383
Diamond Offshore Drilling, Inc.	461	11,898
Total Energy		9,834,044
Utilities - 1.8%
Duke Energy Corp.	4,744	335,022
NextEra Energy, Inc.	3,047	298,698
Dominion Resources, Inc.	4,071	272,228
Southern Co.	6,231	261,079
Exelon Corp.	5,908	185,629
American Electric Power Company, Inc.	3,361	178,032
PG&E Corp.	3,294	161,735
Sempra Energy	1,597	158,007
Public Service Enterprise Group, Inc.	3,470	136,302
PPL Corp.	4,583	135,061
Edison International	2,235	124,221
Consolidated Edison, Inc.	2,009	116,281
Xcel Energy, Inc.	3,477	111,890
NiSource, Inc.	2,177	99,249
Eversource Energy	2,179	98,948
WEC Energy Group, Inc.	2,163	97,265
FirstEnergy Corp.	2,895	94,232
DTE Energy Co.	1,230	91,807
Entergy Corp.	1,232	86,856
Ameren Corp.	1,664	62,700
AES Corp.	4,682	62,083
CMS Energy Corp.	1,893	60,273
CenterPoint Energy, Inc.	2,951	56,158
NRG Energy, Inc.	2,288	52,349
SCANA Corp.	980	49,637
Pepco Holdings, Inc.	1,734	46,714
Pinnacle West Capital Corp.	760	43,236
AGL Resources, Inc.	823	38,319
TECO Energy, Inc.	1,613	28,486
Talen Energy Corp.*	389	6,675
Total Utilities		3,549,172
Basic Materials - 1.8%
EI du Pont de Nemours & Co.	6,210	397,129
Dow Chemical Co.	7,434	380,397
Monsanto Co.	3,266	348,123
LyondellBasell Industries N.V. — Class A	2,695	278,986
Praxair, Inc.	1,978	236,470
PPG Industries, Inc.	1,865	213,953
Ecolab, Inc.	1,838	207,822
Air Products & Chemicals, Inc.	1,326	181,437
Sherwin-Williams Co.	543	149,336
International Paper Co.	2,901	138,059
Freeport-McMoRan, Inc.	7,135	132,854
Sigma-Aldrich Corp.	819	114,128
CF Industries Holdings, Inc.	1,614	103,748
Mosaic Co.	2,129	99,744
Nucor Corp.	2,189	96,469
Alcoa, Inc.	8,386	93,504
Newmont Mining Corp.	3,620	84,563
Eastman Chemical Co.	1,022	83,620
International Flavors & Fragrances, Inc.	555	60,656
Airgas, Inc.	466	49,293
FMC Corp.	916	48,136
Allegheny Technologies, Inc.	749	22,620
Total Basic Materials		3,521,047
Diversified - 0.0%
Leucadia National Corp.	2,163	52,518
	–	–
Total Common Stocks
(Cost $90,674,213)		125,051,213

	Face Amount
REPURCHASE AGREEMENTS††,2 - 20.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$14,629,022	14,629,022
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	14,365,088	14,365,088
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	11,970,906	11,970,906
Total Repurchase Agreements
(Cost $40,965,016)		40,965,016

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$15,398	$15,398
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	2,464	2,464
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,001	1,001
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	385	385
Total Securities Lending Collateral
(Cost $19,248)		19,248
Total Investments - 84.2%
(Cost $131,658,477)		$166,035,477
Other Assets & Liabilities, net - 15.8%		31,116,405
Total Net Assets - 100.0%		$197,151,882

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $59,266,675)	578	$(752,698)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $3,819,401)	1,851	$(83,069)
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[4] (Notional Value $104,925,709)	50,858	(1,609,719)
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $101,266,063)	49,084	(1,729,579)
(Total Notional Value $210,011,173)		$(3,422,367)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2015, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Each of the Funds uses derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Dow 2x Strategy Fund	$21,728,181	$–	$5,406,770	$–	$–	$27,134,951
Inverse Dow 2x Strategy Fund	–	34,716	11,306,736	300,966	–	11,642,418
Inverse NASDAQ-100® 2x Strategy Fund	–	152,673	13,348,597	494,612	–	13,995,882
Inverse Russell 2000® 2x Strategy Fund	–	3,148	6,836,696	322,283	–	7,162,127
Inverse S&P 500® 2x Strategy Fund	–	243,040	22,814,606	971,155	–	24,028,801
NASDAQ-100® 2x Strategy Fund	227,913,456	–	47,588,570	–	–	275,502,026
Russell 2000® 2x Strategy Fund	49,682,983	–	53,917,139	–	4,032	103,604,154
S&P 500® 2x Strategy Fund	125,051,213	–	40,984,264	–	–	166,035,477
Liabilities
Dow 2x Strategy Fund	$–	$93,593	$–	$570,130	$–	$663,723
NASDAQ-100® 2x Strategy Fund	–	417,259	–	8,647,563	–	9,064,822
Russell 2000® 2x Strategy Fund	–	490,392	–	3,713,542	–	4,203,934
S&P 500® 2x Strategy Fund	–	752,698	–	3,422,367	–	4,175,065

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2015, the repurchase agreements in the joint account were as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$61,102,401	$61,102,469	11/15/28 - 11/15/42	$129,338,900	$62,324,509

RBC Capital Markets			U.S.TIP Notes
0.04%			0.13% - 2.50%
Due 07/01/15	60,000,000	60,000,067	04/15/16 - 01/15/22	57,189,300	61,200,010

UMB Financial Corp.			U.S. Treasury Notes
0.04%			1.50% - 4.63%
Due 07/01/15	50,000,000	50,000,056	06/30/16 - 12/31/16	49,303,300	51,000,063

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® 2x Strategy Fund	$19,344	$19,800
NASDAQ-100® 2x Strategy Fund	1,504,035	1,503,850	*
Russell 2000® 2x Strategy Fund	315,688	332,218

*	Subsequent to June 30, 2015, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$1,443,269	$1,443,272	06/09/17 - 03/14/25	$521,886	$521,923
			Federal Farm Credit Bank
			2.40%
			06/17/22	249,938	252,147
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	249,224	287,456
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	192,171	172,620
			U.S. Treasury Note
			2.13%
			06/30/22	157,945	158,611
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	103,504	79,386
BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	230,923	230,924	05/31/16 - 06/15/18	205,187	210,230
			U.S. TIP Bond
			0.13%
			04/15/20	24,865	25,312
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	1	1
Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	93,812	93,813	08/31/21	94,735	95,689
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	1	1
Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	36,082	36,082	01/31/20	36,876	36,804

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

There is also $51,782 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended June 30, 2015, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a daily basis
Fund	Long	Short
S&P 500® 2x Strategy Fund	130%	—
Inverse S&P 500® 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	120%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	155%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	140%	—
Inverse Russell 2000® 2x Strategy Fund	5%	205%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.